Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
May 31, 2025
SDX-NPRT3-0725
1.9884841.107
Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Citibank NA 5.488% 12/4/2026	510,000	517,337
Fifth Third Bank OH 2.25% 2/1/2027	250,000	241,157
Fifth Third Bank OH 3.85% 3/15/2026	420,000	416,586
KeyBank NA/Cleveland OH 5.85% 11/15/2027	930,000	953,977
KeyBank NA/Cleveland OH 6.95% 2/1/2028	390,000	409,379
Morgan Stanley Bank NA 4.952% 1/14/2028 (c)	2,160,000	2,172,978
Morgan Stanley Bank NA 4.968% 7/14/2028 (c)	4,680,000	4,719,740
Morgan Stanley Bank NA 5.504% 5/26/2028 (c)	1,280,000	1,302,978
PNC Bank NA 2.7% 10/22/2029	430,000	395,679
PNC Bank NA 3.25% 1/22/2028	640,000	622,500
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (b)(c)	1,270,000	1,243,456
Wells Fargo Bank NA 5.45% 8/7/2026	1,000,000	1,011,073
		14,006,840
Capital Markets - 0.0%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c)	1,810,000	1,817,698
TOTAL FINANCIALS		15,824,538

TOTAL BANK NOTES (Cost $15,735,706)		15,824,538

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Export Development Canada 3% 5/25/2027	2,350,000	2,303,431
Province of British Columbia 2.25% 6/2/2026	800,000	784,488
Province of British Columbia 4.9% 4/24/2029	1,500,000	1,541,520
Province of Ontario 2.5% 4/27/2026	3,690,000	3,632,842
Province of Ontario 4.7% 1/15/2030	3,000,000	3,061,980
Province of Quebec 2.5% 4/20/2026	1,250,000	1,230,513
Province of Quebec 2.75% 4/12/2027	1,000,000	975,350
TOTAL CANADA		13,530,124
CHILE - 0.0%
Chilean Republic 2.75% 1/31/2027	760,000	737,200
Chilean Republic 3.24% 2/6/2028	400,000	386,800
TOTAL CHILE		1,124,000
INDONESIA - 0.1%
Indonesia Government 3.5% 1/11/2028	1,000,000	978,400
Indonesia Government 5.25% 1/15/2030	1,000,000	1,029,000
TOTAL INDONESIA		2,007,400
ISRAEL - 0.1%
Israel Government 5.375% 2/19/2030	1,000,000	1,007,500
Israel Government 5.375% 3/12/2029	700,000	709,113
TOTAL ISRAEL		1,716,613
ITALY - 0.0%
Italian Republic 1.25% 2/17/2026	910,000	890,082
KOREA (SOUTH) - 0.0%
Korean Republic 4.5% 7/3/2029	1,500,000	1,515,147
Korean Republic 5.625% 11/3/2025	120,000	120,523
TOTAL KOREA (SOUTH)		1,635,670
MEXICO - 0.1%
United Mexican States 4.125% 1/21/2026	750,000	746,625
United Mexican States 4.15% 3/28/2027	470,000	465,829
United Mexican States 5.4% 2/9/2028	1,250,000	1,269,531
United Mexican States 6% 5/13/2030	1,000,000	1,030,000
TOTAL MEXICO		3,511,985
PHILIPPINES - 0.0%
Philippine Republic 5.17% 10/13/2027	1,000,000	1,017,188
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	1,850,000	1,831,167
Republic of Poland 4.625% 3/18/2029	500,000	501,755
Republic of Poland 4.875% 2/12/2030	800,000	807,264
TOTAL POLAND		3,140,186
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027	600,000	599,399
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $29,123,595)		29,172,647

Non-Convertible Corporate Bonds - 28.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 3.905% 6/9/2027 (d)	1,140,000	1,133,404
National Australia Bank Ltd/New York 4.787% 1/10/2029	280,000	284,620
National Australia Bank Ltd/New York 4.9% 6/13/2028	440,000	448,535
Westpac Banking Corp 3.35% 3/8/2027	360,000	354,587
Westpac Banking Corp 3.4% 1/25/2028	1,110,000	1,088,967
Westpac Banking Corp 4.043% 8/26/2027	560,000	558,750
Westpac Banking Corp 4.11% 7/24/2034 (c)	310,000	296,832
Westpac Banking Corp 4.322% 11/23/2031 (c)	930,000	920,432
Westpac Banking Corp 5.05% 4/16/2029	590,000	605,205
Westpac Banking Corp 5.457% 11/18/2027	420,000	431,959
Westpac Banking Corp 5.535% 11/17/2028	310,000	323,232
		6,446,523
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	440,000	445,447
BHP Billiton Finance USA Ltd 5.1% 9/8/2028	470,000	480,036
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	400,000	431,718
Rio Tinto Finance USA PLC 4.875% 3/14/2030	620,000	626,754
		1,983,955
TOTAL AUSTRALIA		8,430,478
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	700,000	642,166
Suzano Austria GmbH 6% 1/15/2029	650,000	661,700

TOTAL BRAZIL		1,303,866
CANADA - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 3.7% 9/15/2027	320,000	313,943
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	580,000	567,393
Rogers Communications Inc 5% 2/15/2029	580,000	584,278
		1,151,671
TOTAL COMMUNICATION SERVICES		1,465,614

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc 4.15% 10/1/2025	360,000	359,081
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.05% 7/15/2025	280,000	279,077
Canadian Natural Resources Ltd 3.85% 6/1/2027	590,000	581,587
Canadian Natural Resources Ltd 5% 12/15/2029 (e)	250,000	249,012
Cenovus Energy Inc 5.375% 7/15/2025	280,000	279,978
Enbridge Inc 1.6% 10/4/2026	500,000	480,713
Enbridge Inc 3.7% 7/15/2027	330,000	324,675
Enbridge Inc 5.3% 4/5/2029	600,000	613,261
Enbridge Inc 7.375% 3/15/2055 (c)	290,000	294,264
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (e)	550,000	545,375
TransCanada PipeLines Ltd 4.25% 5/15/2028	490,000	486,138
TransCanada PipeLines Ltd 4.875% 1/15/2026	340,000	340,151
		4,474,231
Financials - 0.9%
Banks - 0.8%
Bank of Montreal 0.949% 1/22/2027 (c)	100,000	97,596
Bank of Montreal 1.25% 9/15/2026	750,000	720,384
Bank of Montreal 3.803% 12/15/2032 (c)	600,000	580,276
Bank of Montreal 4.64% 9/10/2030 (c)	370,000	369,715
Bank of Montreal 4.7% 9/14/2027	1,690,000	1,699,394
Bank of Montreal 5.717% 9/25/2028	140,000	145,115
Bank of Nova Scotia/The 1.3% 9/15/2026	1,240,000	1,192,871
Bank of Nova Scotia/The 4.5% 12/16/2025	1,300,000	1,297,590
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	2,760,000	2,779,883
Bank of Nova Scotia/The 5.25% 6/12/2028	260,000	266,784
Canadian Imperial Bank of Commerce 1.25% 6/22/2026	590,000	570,536
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	530,000	529,265
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (c)	540,000	537,056
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	2,160,000	2,210,116
National Bank of Canada 4.5% 10/10/2029	550,000	544,619
Royal Bank of Canada 2.05% 1/21/2027	600,000	579,132
Royal Bank of Canada 3.625% 5/4/2027	520,000	513,037
Royal Bank of Canada 4.522% 10/18/2028 (c)	450,000	449,644
Royal Bank of Canada 4.65% 10/18/2030 (c)	900,000	896,181
Royal Bank of Canada 4.95% 2/1/2029	1,070,000	1,089,171
Royal Bank of Canada 5.153% 2/4/2031 (c)	700,000	709,968
Toronto Dominion Bank 1.2% 6/3/2026	390,000	377,509
Toronto Dominion Bank 1.95% 1/12/2027	1,550,000	1,489,893
Toronto Dominion Bank 3.625% 9/15/2031 (c)	630,000	618,587
Toronto Dominion Bank 4.108% 6/8/2027	520,000	516,044
Toronto Dominion Bank 4.808% 6/3/2030	450,000	450,419
Toronto Dominion Bank 5.146% 9/10/2034 (c)	160,000	158,567
Toronto Dominion Bank 5.156% 1/10/2028	1,430,000	1,455,207
Toronto Dominion Bank 5.264% 12/11/2026	1,000,000	1,011,217
Toronto Dominion Bank 5.523% 7/17/2028	650,000	669,629
		24,525,405
Capital Markets - 0.1%
Brookfield Finance Inc 3.9% 1/25/2028	660,000	647,716
Brookfield Finance Inc 4.35% 4/15/2030	490,000	478,300
		1,126,016
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	300,000	301,533
Manulife Financial Corp 2.484% 5/19/2027	520,000	501,695
Manulife Financial Corp 4.061% 2/24/2032 (c)	230,000	226,639
		1,029,867
TOTAL FINANCIALS		26,681,288

Industrials - 0.0%
Ground Transportation - 0.0%
Canadian National Railway Co 6.9% 7/15/2028	190,000	204,175
Canadian Pacific Railway Co 1.75% 12/2/2026	1,133,000	1,089,167
		1,293,342
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	260,000	256,665
TOTAL INDUSTRIALS		1,550,007

Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 4.95% 3/14/2030 (e)	350,000	349,969
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.2% 4/1/2029	330,000	324,750
Nutrien Ltd 4.9% 3/27/2028	620,000	626,509
		951,259
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	460,000	450,703
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	390,000	384,818
TOTAL UTILITIES		835,521

TOTAL CANADA		36,666,970
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026	1,000,000	975,330
FRANCE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.455% 2/19/2029	1,390,000	1,350,847
GERMANY - 0.6%
Financials - 0.6%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	1,400,000	1,380,414
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,610,000	1,549,813
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	390,000	375,866
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (c)	250,000	245,345
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	290,000	288,724
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (c)	200,000	200,277
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (c)	170,000	170,179
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	160,000	166,976
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)	1,000,000	1,058,109
		5,435,703
Financial Services - 0.5%
KfW 3% 5/20/2027	5,800,000	5,693,659
KfW 3.875% 5/15/2028	7,000,000	7,002,250
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	2,460,000	2,379,672
		15,075,581
TOTAL GERMANY		20,511,284
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	150,000	146,961
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,512,000	2,434,617
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,410,000	1,330,992
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	150,000	146,686
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	440,000	439,447
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	500,000	496,142
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	700,000	706,633
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	150,000	154,140
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	732,000	753,273

TOTAL IRELAND		6,608,891
JAPAN - 1.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Motor Corp 2.76% 7/2/2029	1,340,000	1,260,385
Toyota Motor Corp 5.118% 7/13/2028	1,800,000	1,841,243
		3,101,628
Financials - 1.0%
Banks - 0.9%
Japan Bank for International Cooperation 1.875% 7/21/2026	5,300,000	5,161,365
Japan Bank for International Cooperation 4.625% 7/22/2027	600,000	606,374
Japan Bank for International Cooperation 4.875% 10/18/2028	1,000,000	1,023,737
Mitsubishi UFJ Financial Group Inc 1.412% 7/17/2025	730,000	727,077
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	900,000	869,145
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,110,000	1,086,063
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	850,000	828,368
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	450,000	445,110
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	1,050,000	1,058,957
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (c)	1,200,000	1,216,570
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	300,000	304,764
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (c)	300,000	305,365
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	305,203
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	1,000,000	1,020,435
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	210,000	203,244
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	743,000	718,310
Mizuho Financial Group Inc 3.17% 9/11/2027	430,000	418,305
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	600,000	606,317
Mizuho Financial Group Inc 5.382% 7/10/2030 (c)	1,000,000	1,020,465
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	200,000	203,597
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	590,000	608,234
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	860,000	888,040
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,400,000	1,350,733
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,520,000	1,489,375
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	240,000	235,361
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	1,480,000	1,391,230
Sumitomo Mitsui Financial Group Inc 3.446% 1/11/2027	370,000	364,474
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	2,190,000	2,142,062
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	700,000	714,743
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	650,000	667,230
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	311,081
		28,291,334
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	1,160,000	1,120,976
Nomura Holdings Inc 1.851% 7/16/2025	1,000,000	996,376
Nomura Holdings Inc 2.172% 7/14/2028	410,000	379,993
Nomura Holdings Inc 2.71% 1/22/2029	200,000	185,604
Nomura Holdings Inc 5.386% 7/6/2027	240,000	242,769
Nomura Holdings Inc 5.605% 7/6/2029	1,030,000	1,055,812
Nomura Holdings Inc 6.07% 7/12/2028	400,000	415,430
		4,396,960
TOTAL FINANCIALS		32,688,294

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	1,510,000	1,337,811
TOTAL JAPAN		37,127,733
KOREA (SOUTH) - 0.2%
Financials - 0.2%
Banks - 0.2%
Export-Import Bank of Korea 0.625% 2/9/2026	1,200,000	1,169,257
Export-Import Bank of Korea 4% 9/11/2029	500,000	491,649
Export-Import Bank of Korea 5% 1/11/2028	2,000,000	2,031,800
Export-Import Bank of Korea 5.125% 9/18/2028	400,000	409,610
Korea Development Bank/The 4.125% 10/16/2027	2,200,000	2,190,345
Korea Development Bank/The 4.875% 2/3/2030	800,000	815,338

TOTAL KOREA (SOUTH)		7,107,999
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.55% 11/29/2027	760,000	788,177
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	410,000	393,555
MULTI-NATIONAL - 0.9%
Financials - 0.9%
Banks - 0.6%
African Development Bank 0.875% 7/22/2026	2,860,000	2,756,792
Corp Andina de Fomento 1.625% 9/23/2025	1,000,000	990,593
Corp Andina de Fomento 4.125% 1/7/2028	1,000,000	996,477
Corp Andina de Fomento 5% 1/22/2030	1,000,000	1,023,582
Corp Andina de Fomento 5% 1/24/2029	175,000	178,472
European Investment Bank 3.75% 11/15/2029	7,000,000	6,935,819
Inter-American Development Bank 0.875% 4/20/2026	3,000,000	2,913,611
Inter-American Development Bank 1.5% 1/13/2027	3,500,000	3,362,974
Inter-American Development Bank 4% 1/12/2028	1,900,000	1,903,487
		21,061,807
Capital Markets - 0.1%
Asian Infrastructure Investment Bank/The 3.75% 9/14/2027	2,050,000	2,041,998
Financial Services - 0.2%
International Bank for Reconstruction & Development 1.875% 10/27/2026	5,140,000	4,988,520
TOTAL MULTI-NATIONAL		28,092,325
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 4.375% 8/4/2025	360,000	359,533
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028 (d)	1,500,000	1,524,019
Cooperatieve Rabobank UA/NY 5.5% 7/18/2025	1,300,000	1,301,630
ING Groep NV 1.726% 4/1/2027 (c)	484,000	472,406
ING Groep NV 4.017% 3/28/2028 (c)	1,240,000	1,225,876
ING Groep NV 4.05% 4/9/2029	700,000	685,788
ING Groep NV 5.066% 3/25/2031 (c)	500,000	502,822
ING Groep NV 5.335% 3/19/2030 (c)	430,000	438,299
		6,510,373
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	790,000	737,906
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	170,000	168,618
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	290,000	289,619
NXP BV / NXP Funding LLC 5.55% 12/1/2028	140,000	143,543
		1,339,686
TOTAL NETHERLANDS		7,850,059
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	580,000	575,790
Financials - 0.3%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029	600,000	614,232
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (c)	200,000	205,992
Banco Santander SA 1.722% 9/14/2027 (c)	800,000	769,000
Banco Santander SA 3.306% 6/27/2029	1,400,000	1,331,741
Banco Santander SA 4.175% 3/24/2028 (c)	600,000	594,346
Banco Santander SA 4.379% 4/12/2028	600,000	595,150
Banco Santander SA 5.179% 11/19/2025	400,000	400,609
Banco Santander SA 5.294% 8/18/2027	400,000	405,114
Banco Santander SA 5.538% 3/14/2030 (c)	600,000	614,105
Banco Santander SA 6.527% 11/7/2027 (c)	3,000,000	3,075,754
Banco Santander SA 6.607% 11/7/2028	200,000	212,384
		8,818,427
TOTAL SPAIN		9,394,217
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 3.75% 5/8/2028	1,000,000	993,197
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 1.25% 8/7/2026	430,000	414,194
UBS AG/Stamford CT 5% 7/9/2027	520,000	525,750
UBS AG/Stamford CT 7.5% 2/15/2028	1,430,000	1,536,887
UBS Group AG 4.55% 4/17/2026	920,000	919,676
		3,396,507
Materials - 0.0%
Construction Materials - 0.0%
Holcim Finance US LLC 5% 4/7/2030 (e)	630,000	634,044
TOTAL SWITZERLAND		4,030,551
UNITED KINGDOM - 1.5%
Consumer Staples - 0.3%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	750,000	667,850
Diageo Capital PLC 5.3% 10/24/2027	650,000	663,732
		1,331,582
Food Products - 0.1%
Unilever Capital Corp 2% 7/28/2026	280,000	273,172
Unilever Capital Corp 2.9% 5/5/2027	730,000	714,108
Unilever Capital Corp 3.1% 7/30/2025	370,000	369,163
Unilever Capital Corp 4.875% 9/8/2028	160,000	163,654
		1,520,097
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	450,000	423,155
BAT Capital Corp 3.215% 9/6/2026	200,000	196,607
BAT Capital Corp 3.557% 8/15/2027	1,040,000	1,017,214
BAT Capital Corp 4.7% 4/2/2027	250,000	250,509
BAT Capital Corp 4.906% 4/2/2030	430,000	432,342
BAT International Finance PLC 1.668% 3/25/2026	680,000	663,890
BAT International Finance PLC 5.931% 2/2/2029	590,000	616,224
		3,599,941
TOTAL CONSUMER STAPLES		6,451,620

Financials - 1.1%
Banks - 1.1%
Barclays PLC 2.279% 11/24/2027 (c)	1,940,000	1,872,022
Barclays PLC 4.375% 1/12/2026	520,000	518,748
Barclays PLC 4.836% 5/9/2028	1,330,000	1,332,370
Barclays PLC 4.942% 9/10/2030 (c)	600,000	598,956
Barclays PLC 5.2% 5/12/2026	800,000	802,024
Barclays PLC 5.367% 2/25/2031 (c)	500,000	504,324
Barclays PLC 5.501% 8/9/2028 (c)	200,000	202,956
Barclays PLC 5.674% 3/12/2028 (c)	1,410,000	1,431,273
Barclays PLC 5.69% 3/12/2030 (c)	550,000	563,886
Barclays PLC 5.829% 5/9/2027 (c)	600,000	605,476
Barclays PLC 6.49% 9/13/2029 (c)	520,000	545,737
Barclays PLC 7.385% 11/2/2028 (c)	1,000,000	1,058,167
HSBC Holdings PLC 2.013% 9/22/2028 (c)	3,240,000	3,045,840
HSBC Holdings PLC 3.973% 5/22/2030 (c)	1,770,000	1,706,768
HSBC Holdings PLC 4.292% 9/12/2026 (c)	300,000	299,420
HSBC Holdings PLC 5.13% 3/3/2031 (c)	400,000	401,017
HSBC Holdings PLC 5.24% 5/13/2031 (c)	1,300,000	1,305,864
HSBC Holdings PLC 5.286% 11/19/2030 (c)	1,220,000	1,232,118
HSBC Holdings PLC 5.597% 5/17/2028 (c)	1,710,000	1,735,404
HSBC Holdings PLC 5.887% 8/14/2027 (c)	3,000,000	3,037,222
HSBC Holdings PLC 6.161% 3/9/2029 (c)	400,000	413,557
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	210,000	204,044
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	1,310,000	1,274,914
Lloyds Banking Group PLC 3.75% 3/18/2028 (c)	610,000	600,124
Lloyds Banking Group PLC 4.65% 3/24/2026	330,000	329,073
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	250,000	252,250
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	900,000	928,458
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	240,000	247,034
NatWest Group PLC 3.073% 5/22/2028 (c)	500,000	484,914
NatWest Group PLC 4.445% 5/8/2030 (c)	990,000	973,514
NatWest Group PLC 5.516% 9/30/2028 (c)	200,000	203,302
NatWest Group PLC 5.808% 9/13/2029 (c)	1,900,000	1,958,819
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	201,619
NatWest Group PLC 6.475% 6/1/2034 (c)	300,000	311,477
Santander UK Group Holdings PLC 1.532% 8/21/2026 (c)	540,000	535,975
Santander UK Group Holdings PLC 1.673% 6/14/2027 (c)	420,000	405,768
Santander UK Group Holdings PLC 3.823% 11/3/2028 (c)	400,000	389,066
Santander UK Group Holdings PLC 6.534% 1/10/2029 (c)	800,000	830,617
		33,344,117
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	2,000,000	1,941,740
Astrazeneca Finance LLC 4.85% 2/26/2029	760,000	772,790
Astrazeneca Finance LLC 4.875% 3/3/2028	590,000	600,757
Astrazeneca PLC 3.125% 6/12/2027	410,000	402,202
GlaxoSmithKline Capital Inc 4.5% 4/15/2030	900,000	899,450
		4,616,939
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028	360,000	370,384
TOTAL UNITED KINGDOM		44,783,060
UNITED STATES - 22.4%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028	1,550,000	1,442,518
AT&T Inc 1.7% 3/25/2026	1,630,000	1,591,846
AT&T Inc 2.3% 6/1/2027 (d)	2,980,000	2,859,867
AT&T Inc 4.35% 3/1/2029	1,970,000	1,960,567
Sprint Capital Corp 6.875% 11/15/2028	70,000	74,886
Verizon Communications Inc 2.1% 3/22/2028	4,240,000	3,988,053
Verizon Communications Inc 3.875% 2/8/2029	580,000	568,618
Verizon Communications Inc 4.329% 9/21/2028	1,210,000	1,207,467
		13,693,822
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028	1,070,000	1,087,537
Netflix Inc 5.875% 11/15/2028	260,000	272,813
Walt Disney Co/The 2% 9/1/2029 (d)	620,000	565,384
Walt Disney Co/The 3.375% 11/15/2026	310,000	306,415
		2,232,149
Interactive Media & Services - 0.1%
Alphabet Inc 1.998% 8/15/2026	650,000	633,711
Alphabet Inc 4% 5/15/2030	400,000	395,911
Meta Platforms Inc 3.5% 8/15/2027	1,040,000	1,027,040
Meta Platforms Inc 4.3% 8/15/2029	400,000	401,564
Meta Platforms Inc 4.6% 5/15/2028	400,000	406,452
		2,864,678
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,130,000	1,102,879
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	520,000	513,447
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	83,000	82,987
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	730,000	733,348
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	240,000	249,840
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	690,000	702,196
Comcast Corp 2.35% 1/15/2027	270,000	261,557
Comcast Corp 3.375% 8/15/2025	940,000	939,869
Comcast Corp 4.15% 10/15/2028	740,000	735,126
Comcast Corp 4.55% 1/15/2029	1,000,000	1,006,676
Comcast Corp 5.1% 6/1/2029 (d)	1,280,000	1,313,071
Discovery Communications LLC 3.625% 5/15/2030	350,000	309,524
Discovery Communications LLC 4.125% 5/15/2029	660,000	614,542
Discovery Communications LLC 4.9% 3/11/2026	1,190,000	1,188,192
Fox Corp 4.709% 1/25/2029	680,000	681,617
Paramount Global 2.9% 1/15/2027	190,000	184,359
Paramount Global 3.375% 2/15/2028	200,000	192,325
TCI Communications Inc 7.875% 2/15/2026	620,000	633,960
TWDC Enterprises 18 Corp 1.85% 7/30/2026	120,000	116,783
TWDC Enterprises 18 Corp 2.95% 6/15/2027 (d)	820,000	802,057
Warnermedia Holdings Inc 3.755% 3/15/2027	1,640,000	1,589,770
Warnermedia Holdings Inc 4.054% 3/15/2029	270,000	251,424
		14,205,549
Wireless Telecommunication Services - 0.3%
Sprint LLC 7.625% 3/1/2026	1,140,000	1,152,532
T-Mobile USA Inc 1.5% 2/15/2026	290,000	283,233
T-Mobile USA Inc 2.625% 2/15/2029	380,000	353,484
T-Mobile USA Inc 3.375% 4/15/2029	1,880,000	1,792,919
T-Mobile USA Inc 3.75% 4/15/2027	470,000	463,935
T-Mobile USA Inc 3.875% 4/15/2030	2,090,000	2,015,318
T-Mobile USA Inc 4.95% 3/15/2028	2,000,000	2,029,764
T-Mobile USA Inc 5.375% 4/15/2027	1,020,000	1,020,246
		9,111,431
TOTAL COMMUNICATION SERVICES		42,107,629

Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Lear Corp 3.8% 9/15/2027	280,000	273,914
Automobiles - 0.5%
American Honda Finance Corp 1.2% 7/8/2025	505,000	503,251
American Honda Finance Corp 2.25% 1/12/2029	990,000	911,060
American Honda Finance Corp 3.5% 2/15/2028	560,000	545,152
American Honda Finance Corp 4.4% 9/5/2029	290,000	286,955
American Honda Finance Corp 4.8% 3/5/2030	800,000	800,982
American Honda Finance Corp 5.125% 7/7/2028	280,000	284,491
General Motors Financial Co Inc 1.25% 1/8/2026	1,070,000	1,046,203
General Motors Financial Co Inc 2.7% 8/20/2027	580,000	551,890
General Motors Financial Co Inc 3.85% 1/5/2028	280,000	272,057
General Motors Financial Co Inc 4% 10/6/2026	640,000	632,510
General Motors Financial Co Inc 4.3% 7/13/2025	840,000	839,258
General Motors Financial Co Inc 4.9% 10/6/2029	650,000	640,749
General Motors Financial Co Inc 5% 4/9/2027	960,000	960,526
General Motors Financial Co Inc 5.25% 3/1/2026	590,000	590,670
General Motors Financial Co Inc 5.35% 1/7/2030	920,000	920,636
General Motors Financial Co Inc 5.4% 4/6/2026	1,000,000	1,002,948
General Motors Financial Co Inc 5.4% 5/8/2027	630,000	635,198
General Motors Financial Co Inc 5.45% 7/15/2030	200,000	200,275
General Motors Financial Co Inc 5.55% 7/15/2029	1,120,000	1,132,090
General Motors Financial Co Inc 5.8% 1/7/2029 (d)	990,000	1,011,056
General Motors Financial Co Inc 5.8% 6/23/2028	400,000	408,306
		14,176,263
Broadline Retail - 0.1%
Amazon.com Inc 1.2% 6/3/2027	1,440,000	1,361,007
Amazon.com Inc 3.15% 8/22/2027	1,120,000	1,097,284
Amazon.com Inc 3.45% 4/13/2029	680,000	665,199
Amazon.com Inc 4.55% 12/1/2027	420,000	424,529
eBay Inc 1.4% 5/10/2026	666,000	646,676
		4,194,695
Hotels, Restaurants & Leisure - 0.3%
Booking Holdings Inc 4.625% 4/13/2030	790,000	793,953
Darden Restaurants Inc 4.55% 10/15/2029	340,000	336,942
Expedia Group Inc 3.25% 2/15/2030	520,000	484,897
Expedia Group Inc 3.8% 2/15/2028	490,000	479,894
Expedia Group Inc 5% 2/15/2026 (d)	330,000	330,371
Las Vegas Sands Corp 5.625% 6/15/2028	1,230,000	1,232,783
Marriott International Inc/MD 3.125% 6/15/2026	190,000	186,933
Marriott International Inc/MD 4.875% 5/15/2029	1,120,000	1,128,559
Marriott International Inc/MD 5% 10/15/2027	450,000	455,617
McDonald's Corp 1.45% 9/1/2025	110,000	109,138
McDonald's Corp 3.3% 7/1/2025	1,310,000	1,308,307
McDonald's Corp 3.5% 7/1/2027	240,000	236,388
McDonald's Corp 3.7% 1/30/2026	110,000	109,591
McDonald's Corp 3.8% 4/1/2028	340,000	335,813
McDonald's Corp 5% 5/17/2029 (d)	670,000	684,546
Starbucks Corp 2.45% 6/15/2026	350,000	342,682
Starbucks Corp 3.8% 8/15/2025	583,000	582,117
Starbucks Corp 4% 11/15/2028	980,000	966,055
Starbucks Corp 4.8% 5/15/2030	500,000	501,628
		10,606,214
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	750,000	718,451
Lennar Corp 4.75% 11/29/2027	350,000	351,204
Toll Brothers Finance Corp 4.35% 2/15/2028 (d)	370,000	366,773
		1,436,428
Leisure Products - 0.0%
Hasbro Inc 3.5% 9/15/2027	860,000	836,709
Hasbro Inc 3.55% 11/19/2026	200,000	196,488
		1,033,197
Specialty Retail - 0.3%
AutoNation Inc 1.95% 8/1/2028 (d)	190,000	174,748
AutoZone Inc 3.125% 4/21/2026	270,000	267,082
AutoZone Inc 4.5% 2/1/2028	160,000	160,434
AutoZone Inc 5.1% 7/15/2029	360,000	366,926
AutoZone Inc 5.165% 6/15/2030	550,000	558,690
Home Depot Inc/The 2.125% 9/15/2026	480,000	468,019
Home Depot Inc/The 2.8% 9/14/2027	1,220,000	1,184,272
Home Depot Inc/The 3.9% 12/6/2028	330,000	327,324
Home Depot Inc/The 4.75% 6/25/2029	900,000	913,623
Home Depot Inc/The 4.9% 4/15/2029	660,000	674,539
Lowe's Cos Inc 3.65% 4/5/2029	1,420,000	1,377,314
Lowe's Cos Inc 4.8% 4/1/2026 (d)	700,000	701,338
O'Reilly Automotive Inc 4.35% 6/1/2028	1,130,000	1,128,625
		8,302,934
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.75% 3/27/2027	550,000	535,963
NIKE Inc 2.85% 3/27/2030	640,000	598,103
Tapestry Inc 5.1% 3/11/2030	380,000	379,906
VF Corp 2.8% 4/23/2027	420,000	394,838
		1,908,810
TOTAL CONSUMER DISCRETIONARY		41,932,455

Consumer Staples - 1.2%
Beverages - 0.4%
Coca-Cola Co/The 1.45% 6/1/2027 (d)	610,000	580,673
Coca-Cola Co/The 2.9% 5/25/2027 (d)	760,000	744,062
Constellation Brands Inc 3.7% 12/6/2026	340,000	336,011
Constellation Brands Inc 4.35% 5/9/2027	250,000	249,250
Constellation Brands Inc 4.65% 11/15/2028 (d)	700,000	700,498
Constellation Brands Inc 4.8% 1/15/2029	240,000	241,354
Constellation Brands Inc 4.8% 5/1/2030	390,000	389,636
Keurig Dr Pepper Inc 2.55% 9/15/2026	110,000	107,311
Keurig Dr Pepper Inc 3.4% 11/15/2025	150,000	149,135
Keurig Dr Pepper Inc 3.43% 6/15/2027	340,000	333,350
Keurig Dr Pepper Inc 4.597% 5/25/2028 (d)	1,300,000	1,305,117
Keurig Dr Pepper Inc 4.6% 5/15/2030	200,000	199,075
Molson Coors Beverage Co 3% 7/15/2026	840,000	825,904
PepsiCo Inc 2.375% 10/6/2026	500,000	488,410
PepsiCo Inc 2.75% 3/19/2030	1,250,000	1,163,930
PepsiCo Inc 3% 10/15/2027	2,470,000	2,405,986
PepsiCo Inc 3.6% 2/18/2028	230,000	227,239
PepsiCo Inc 4.6% 2/7/2030	500,000	505,243
		10,952,184
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 3.5% 4/3/2030 (d)	310,000	290,077
Dollar General Corp 4.625% 11/1/2027	1,000,000	999,921
Dollar Tree Inc 4.2% 5/15/2028	940,000	924,659
Kroger Co/The 2.65% 10/15/2026	120,000	117,185
Kroger Co/The 3.5% 2/1/2026	200,000	198,505
Sysco Corp 3.25% 7/15/2027	340,000	331,648
Sysco Corp 3.3% 7/15/2026	590,000	582,126
Sysco Corp 5.95% 4/1/2030 (d)	630,000	663,121
Target Corp 3.375% 4/15/2029	250,000	241,871
Walmart Inc 1.5% 9/22/2028	1,350,000	1,244,494
Walmart Inc 3.05% 7/8/2026	1,150,000	1,136,034
Walmart Inc 3.55% 6/26/2025	280,000	279,826
Walmart Inc 3.9% 4/15/2028	300,000	299,373
Walmart Inc 3.95% 9/9/2027	800,000	798,333
		8,107,173
Food Products - 0.3%
Bunge Ltd Fin Corp 3.25% 8/15/2026	600,000	590,794
Bunge Ltd Fin Corp 4.2% 9/17/2029	250,000	246,704
Conagra Brands Inc 1.375% 11/1/2027 (d)	270,000	249,947
Conagra Brands Inc 4.6% 11/1/2025	230,000	229,753
Conagra Brands Inc 4.85% 11/1/2028	1,000,000	1,004,299
General Mills Inc 4.2% 4/17/2028	940,000	935,538
General Mills Inc 4.875% 1/30/2030	620,000	625,410
Hershey Co/The 2.3% 8/15/2026	590,000	576,919
JM Smucker Co 3.375% 12/15/2027 (d)	360,000	352,787
Kellanova 3.4% 11/15/2027	450,000	440,713
Kraft Heinz Foods Co 3% 6/1/2026	430,000	423,355
Kraft Heinz Foods Co 3.875% 5/15/2027	800,000	789,968
McCormick & Co Inc/MD 3.4% 8/15/2027	390,000	381,110
Mondelez International Inc 2.625% 3/17/2027	500,000	485,247
Mondelez International Inc 4.5% 5/6/2030	600,000	594,501
The Campbell's Company 2.375% 4/24/2030	390,000	348,836
The Campbell's Company 4.15% 3/15/2028	550,000	545,786
Tyson Foods Inc 3.55% 6/2/2027	550,000	540,295
Tyson Foods Inc 4% 3/1/2026	550,000	547,682
Tyson Foods Inc 5.4% 3/15/2029	320,000	328,444
		10,238,088
Household Products - 0.1%
Kimberly-Clark Corp 1.05% 9/15/2027	450,000	420,052
Kimberly-Clark Corp 3.95% 11/1/2028	280,000	278,193
Procter & Gamble Co/The 2.85% 8/11/2027	1,080,000	1,052,677
Procter & Gamble Co/The 3.95% 1/26/2028 (d)	1,020,000	1,022,615
		2,773,537
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 2.6% 4/15/2030	610,000	556,764
Estee Lauder Cos Inc/The 4.375% 5/15/2028	250,000	250,230
Kenvue Inc 5.05% 3/22/2028	590,000	604,900
		1,411,894
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	390,000	380,913
Altria Group Inc 4.4% 2/14/2026	100,000	99,850
Altria Group Inc 4.8% 2/14/2029	780,000	782,791
Philip Morris International Inc 3.125% 8/17/2027	220,000	214,744
Philip Morris International Inc 3.375% 8/15/2029	440,000	422,070
Philip Morris International Inc 4.625% 11/1/2029	1,720,000	1,725,805
Philip Morris International Inc 4.875% 2/15/2028	500,000	506,779
Philip Morris International Inc 5.125% 11/17/2027	1,970,000	2,004,981
		6,137,933
TOTAL CONSUMER STAPLES		39,620,809

Energy - 1.2%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	660,000	636,300
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.486% 5/1/2030	450,000	445,339
Halliburton Co 2.92% 3/1/2030	430,000	394,681
NOV Inc 3.6% 12/1/2029	220,000	209,163
		1,685,483
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP 4.45% 7/15/2027	540,000	538,536
BP Capital Markets PLC 3.723% 11/28/2028	1,380,000	1,348,737
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	340,000	342,571
Cheniere Energy Inc 4.625% 10/15/2028	970,000	960,111
Chevron Corp 1.995% 5/11/2027	830,000	798,680
Chevron Corp 2.954% 5/16/2026	810,000	800,032
Chevron USA Inc 4.687% 4/15/2030	910,000	921,019
ConocoPhillips Co 4.7% 1/15/2030	430,000	431,966
DCP Midstream Operating LP 5.375% 7/15/2025	64,000	64,016
DCP Midstream Operating LP 5.625% 7/15/2027	330,000	336,043
Diamondback Energy Inc 3.5% 12/1/2029 (d)	850,000	803,786
Diamondback Energy Inc 5.2% 4/18/2027	500,000	504,793
Energy Transfer LP 4.95% 6/15/2028	760,000	765,172
Energy Transfer LP 5.2% 4/1/2030	940,000	949,007
Energy Transfer LP 5.25% 7/1/2029	480,000	487,865
Energy Transfer LP 5.5% 6/1/2027	100,000	101,351
Energy Transfer LP 5.95% 12/1/2025	370,000	371,024
Energy Transfer LP 6.1% 12/1/2028	1,460,000	1,524,501
Enterprise Products Operating LLC 4.15% 10/16/2028	240,000	238,272
Enterprise Products Operating LLC 5.25% 8/16/2077 (c)	250,000	245,992
Enterprise Products Operating LLC 5.375% 2/15/2078 (c)(d)	640,000	621,099
EQT Corp 3.9% 10/1/2027	250,000	245,859
EQT Corp 5.7% 4/1/2028 (d)	380,000	388,033
EQT Corp 7% 2/1/2030 (f)	720,000	770,721
Expand Energy Corp 5.375% 3/15/2030	630,000	626,577
Exxon Mobil Corp 2.275% 8/16/2026 (d)	650,000	635,691
Hess Corp 4.3% 4/1/2027	350,000	348,596
Kinder Morgan Inc 1.75% 11/15/2026	610,000	586,105
Kinder Morgan Inc 4.3% 3/1/2028	410,000	408,843
Kinder Morgan Inc 5.1% 8/1/2029	280,000	283,968
Marathon Petroleum Corp 5.15% 3/1/2030	400,000	403,884
MPLX LP 1.75% 3/1/2026	840,000	821,096
MPLX LP 4% 3/15/2028	1,070,000	1,054,899
MPLX LP 4.25% 12/1/2027	580,000	575,570
Occidental Petroleum Corp 5.2% 8/1/2029	500,000	496,678
Occidental Petroleum Corp 6.375% 9/1/2028	110,000	113,443
Occidental Petroleum Corp 8.5% 7/15/2027	770,000	813,687
ONEOK Inc 4.25% 9/24/2027	692,000	687,469
ONEOK Inc 4.4% 10/15/2029	640,000	629,763
ONEOK Inc 4.55% 7/15/2028	590,000	588,057
ONEOK Inc 5.375% 6/1/2029	170,000	172,532
ONEOK Inc 5.85% 1/15/2026	520,000	522,965
Ovintiv Inc 5.65% 5/15/2028	580,000	591,241
Phillips 66 3.9% 3/15/2028	990,000	975,000
Phillips 66 Co 3.55% 10/1/2026	390,000	385,064
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	230,000	229,619
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	140,000	139,885
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	400,000	396,259
Sabine Pass Liquefaction LLC 5% 3/15/2027	790,000	793,470
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	450,000	452,723
Shell Finance US Inc 2.375% 11/7/2029	650,000	599,492
Shell International Finance BV 3.875% 11/13/2028	710,000	703,990
Targa Resources Corp 6.15% 3/1/2029 (d)	650,000	678,437
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.5% 7/15/2027	710,000	711,331
Tennessee Gas Pipeline Co LLC 7% 3/15/2027	540,000	561,304
Valero Energy Corp 4% 4/1/2029	480,000	468,761
Valero Energy Partners LP 4.5% 3/15/2028	230,000	229,368
Western Gas Partners LP 4.5% 3/1/2028	410,000	403,837
Western Gas Partners LP 4.75% 8/15/2028	240,000	238,345
Western Gas Partners LP 6.35% 1/15/2029	560,000	581,421
Williams Cos Inc/The 3.75% 6/15/2027	1,990,000	1,961,558
Williams Cos Inc/The 4% 9/15/2025	760,000	758,340
Williams Cos Inc/The 4.9% 3/15/2029	200,000	201,690
		36,390,144
TOTAL ENERGY		38,075,627

Financials - 8.4%
Banks - 4.2%
Bank of America Corp 1.319% 6/19/2026 (c)	1,000,000	998,056
Bank of America Corp 1.658% 3/11/2027 (c)	820,000	801,059
Bank of America Corp 1.734% 7/22/2027 (c)	3,260,000	3,153,389
Bank of America Corp 3.194% 7/23/2030 (c)	2,980,000	2,807,337
Bank of America Corp 3.419% 12/20/2028 (c)	1,540,000	1,494,268
Bank of America Corp 3.593% 7/21/2028 (c)	1,120,000	1,096,026
Bank of America Corp 3.974% 2/7/2030 (c)	500,000	487,632
Bank of America Corp 4.25% 10/22/2026	2,030,000	2,021,334
Bank of America Corp 4.376% 4/27/2028 (c)(d)	1,900,000	1,890,728
Bank of America Corp 4.623% 5/9/2029 (c)	1,750,000	1,749,585
Bank of America Corp 4.948% 7/22/2028 (c)	1,200,000	1,207,545
Bank of America Corp 5.08% 1/20/2027 (c)	1,100,000	1,102,310
Bank of America Corp 5.162% 1/24/2031 (c)	1,750,000	1,775,929
Bank of America Corp 5.202% 4/25/2029 (c)	750,000	762,128
Bank of America Corp 5.819% 9/15/2029 (c)	2,000,000	2,072,059
Bank of America Corp 6.204% 11/10/2028 (c)	800,000	828,279
Bank of America NA 5.526% 8/18/2026	1,710,000	1,731,862
Citibank NA 4.914% 5/29/2030	3,000,000	3,025,532
Citibank NA 4.929% 8/6/2026	4,250,000	4,273,934
Citibank NA 5.803% 9/29/2028 (d)	760,000	790,933
Citigroup Inc 1.122% 1/28/2027 (c)	2,100,000	2,050,085
Citigroup Inc 1.462% 6/9/2027 (c)	2,200,000	2,126,762
Citigroup Inc 2.976% 11/5/2030 (c)	4,360,000	4,034,502
Citigroup Inc 3.52% 10/27/2028 (c)	1,650,000	1,605,333
Citigroup Inc 3.668% 7/24/2028 (c)	590,000	576,868
Citigroup Inc 3.887% 1/10/2028 (c)	1,130,000	1,115,192
Citigroup Inc 4.075% 4/23/2029 (c)	650,000	639,663
Citigroup Inc 4.125% 7/25/2028	480,000	473,215
Citigroup Inc 4.45% 9/29/2027	350,000	348,560
Citigroup Inc 4.542% 9/19/2030 (c)	290,000	286,429
Citigroup Inc 4.6% 3/9/2026	750,000	749,287
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (c)	540,000	538,771
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	640,000	640,667
Citizens Financial Group Inc 5.841% 1/23/2030 (c)	370,000	379,536
Comerica Inc 5.982% 1/30/2030 (c)	530,000	538,673
Fifth Third Bancorp 1.707% 11/1/2027 (c)	250,000	239,944
Fifth Third Bancorp 3.95% 3/14/2028 (d)	930,000	917,923
Fifth Third Bancorp 4.895% 9/6/2030 (c)(d)	500,000	501,197
Fifth Third Bancorp 6.361% 10/27/2028 (c)	500,000	518,350
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	1,590,000	1,587,553
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)(d)	620,000	626,715
Huntington National Bank/The 4.552% 5/17/2028 (c)	590,000	588,489
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	1,500,000	1,463,619
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	470,000	461,745
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	690,000	662,626
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	3,211,000	3,126,947
JPMorgan Chase & Co 2.739% 10/15/2030 (c)	3,700,000	3,410,655
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	1,080,000	983,350
JPMorgan Chase & Co 3.2% 6/15/2026	150,000	148,239
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	510,000	500,667
JPMorgan Chase & Co 3.625% 12/1/2027 (d)	450,000	441,972
JPMorgan Chase & Co 3.702% 5/6/2030 (c)	260,000	250,993
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	1,960,000	1,930,126
JPMorgan Chase & Co 4.125% 12/15/2026 (d)	1,480,000	1,473,295
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	3,000,000	2,986,758
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,700,000	3,718,721
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	250,000	252,334
JPMorgan Chase & Co 5.012% 1/23/2030 (c)	4,970,000	5,028,932
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,880,000	1,907,276
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	700,000	710,864
JPMorgan Chase & Co 5.581% 4/22/2030 (c)	3,000,000	3,096,764
KeyCorp 2.25% 4/6/2027	50,000	47,858
KeyCorp 5.121% 4/4/2031 (c)(d)	350,000	349,255
M&T Bank Corp 7.413% 10/30/2029 (c)(d)	180,000	194,271
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (d)	1,220,000	1,224,997
PNC Financial Services Group Inc/The 1.15% 8/13/2026	900,000	866,170
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (c)	850,000	850,849
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	630,000	640,155
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	1,000,000	1,011,503
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	160,000	162,903
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	450,000	462,749
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	1,650,000	1,697,772
Regions Financial Corp 5.722% 6/6/2030 (c)(d)	380,000	388,628
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	500,000	480,442
Santander Holdings USA Inc 4.5% 7/17/2025	1,270,000	1,269,269
Santander Holdings USA Inc 5.353% 9/6/2030 (c)	290,000	291,555
Santander Holdings USA Inc 5.741% 3/20/2031 (c)	400,000	404,152
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	420,000	433,314
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	550,000	570,752
Synchrony Bank 5.4% 8/22/2025	250,000	250,281
Synchrony Bank 5.625% 8/23/2027 (d)	500,000	506,752
Truist Financial Corp 1.2% 8/5/2025	1,100,000	1,093,407
Truist Financial Corp 1.267% 3/2/2027 (c)	937,000	911,761
Truist Financial Corp 5.071% 5/20/2031 (c)	300,000	301,336
Truist Financial Corp 6.047% 6/8/2027 (c)	2,000,000	2,025,820
Truist Financial Corp 7.161% 10/30/2029 (c)	1,100,000	1,184,193
US Bancorp 2.375% 7/22/2026	380,000	372,348
US Bancorp 3.95% 11/17/2025 (d)	2,530,000	2,520,202
US Bancorp 5.046% 2/12/2031 (c)	300,000	302,112
US Bancorp 5.1% 7/23/2030 (c)	1,530,000	1,548,927
US Bancorp 5.727% 10/21/2026 (c)	1,000,000	1,003,763
US Bancorp 5.775% 6/12/2029 (c)	1,260,000	1,300,692
Wells Fargo & Co 2.393% 6/2/2028 (c)(d)	2,160,000	2,067,326
Wells Fargo & Co 2.879% 10/30/2030 (c)	3,000,000	2,768,492
Wells Fargo & Co 3% 10/23/2026	100,000	97,978
Wells Fargo & Co 3.196% 6/17/2027 (c)	2,580,000	2,542,916
Wells Fargo & Co 3.526% 3/24/2028 (c)	500,000	490,398
Wells Fargo & Co 3.584% 5/22/2028 (c)	600,000	587,879
Wells Fargo & Co 4.1% 6/3/2026	460,000	457,667
Wells Fargo & Co 4.54% 8/15/2026 (c)(d)	2,000,000	1,999,190
Wells Fargo & Co 5.15% 4/23/2031 (c)	320,000	323,830
Wells Fargo & Co 5.198% 1/23/2030 (c)	970,000	985,855
Wells Fargo & Co 5.244% 1/24/2031 (c)	600,000	608,935
Wells Fargo & Co 5.574% 7/25/2029 (c)	600,000	615,533
Wells Fargo & Co 5.707% 4/22/2028 (c)	7,040,000	7,170,075
		133,093,784
Capital Markets - 2.1%
Affiliated Managers Group Inc 3.5% 8/1/2025	130,000	129,684
Apollo Debt Solutions BDC 6.9% 4/13/2029	420,000	435,290
Ares Capital Corp 2.15% 7/15/2026	100,000	96,925
Ares Capital Corp 2.875% 6/15/2028	750,000	700,270
Ares Capital Corp 3.25% 7/15/2025	150,000	149,668
Ares Capital Corp 3.875% 1/15/2026	800,000	794,692
Ares Capital Corp 5.875% 3/1/2029	580,000	587,736
Ares Capital Corp 5.95% 7/15/2029	300,000	305,348
Ares Strategic Income Fund 5.6% 2/15/2030	300,000	294,806
Ares Strategic Income Fund 5.7% 3/15/2028	820,000	821,358
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	2,000,000	1,998,562
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (c)	1,000,000	1,003,849
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (c)	700,000	707,442
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)	300,000	305,105
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (c)	210,000	222,086
BlackRock Funding Inc 4.6% 7/26/2027	1,050,000	1,058,707
Blackstone Private Credit Fund 2.625% 12/15/2026 (d)	470,000	452,820
Blackstone Private Credit Fund 3.25% 3/15/2027 (d)	360,000	348,069
Blackstone Private Credit Fund 5.25% 4/1/2030	90,000	88,139
Blackstone Private Credit Fund 5.95% 7/16/2029	500,000	504,607
Blackstone Private Credit Fund 7.3% 11/27/2028	230,000	243,569
Blackstone Secured Lending Fund 5.35% 4/13/2028	1,000,000	1,002,072
Blue Owl Capital Corp 2.875% 6/11/2028	130,000	119,936
Blue Owl Capital Corp 5.95% 3/15/2029	1,000,000	998,903
Charles Schwab Corp/The 2.45% 3/3/2027	1,020,000	988,059
Charles Schwab Corp/The 3.25% 5/22/2029	640,000	614,118
Charles Schwab Corp/The 4.625% 3/22/2030	600,000	606,589
Charles Schwab Corp/The 5.643% 5/19/2029 (c)	490,000	507,304
Charles Schwab Corp/The 5.875% 8/24/2026	1,000,000	1,016,028
Charles Schwab Corp/The 6.196% 11/17/2029 (c)	460,000	486,352
Goldman Sachs BDC Inc 6.375% 3/11/2027	570,000	581,384
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	1,400,000	1,373,454
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,660,000	1,618,219
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	3,320,000	3,197,754
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	5,190,000	5,097,186
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	500,000	490,861
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (c)	1,020,000	997,747
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	750,000	742,269
Goldman Sachs Group Inc/The 4.25% 10/21/2025	370,000	369,400
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	1,640,000	1,634,564
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (c)	1,190,000	1,200,166
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	600,000	608,415
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (c)	1,500,000	1,550,277
Golub Capital BDC Inc 6% 7/15/2029	470,000	475,481
HPS Corporate Lending Fund 5.45% 1/14/2028	500,000	499,908
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	101,594
HPS Corporate Lending Fund 6.75% 1/30/2029	200,000	206,569
Intercontinental Exchange Inc 3.1% 9/15/2027	1,060,000	1,031,395
Intercontinental Exchange Inc 3.625% 9/1/2028	640,000	623,337
Jefferies Financial Group Inc 4.15% 1/23/2030	600,000	578,792
Jefferies Financial Group Inc 4.85% 1/15/2027	300,000	301,414
Jefferies Financial Group Inc 5.875% 7/21/2028	290,000	297,709
Lazard Group LLC 4.5% 9/19/2028	460,000	455,329
LPL Holdings Inc 5.15% 6/15/2030	250,000	250,607
LPL Holdings Inc 6.75% 11/17/2028 (d)	590,000	626,594
Moody's Corp 4.25% 2/1/2029	250,000	248,323
Morgan Stanley 0.985% 12/10/2026 (c)	1,600,000	1,568,006
Morgan Stanley 1.512% 7/20/2027 (c)	4,650,000	4,486,614
Morgan Stanley 1.593% 5/4/2027 (c)	3,080,000	2,992,876
Morgan Stanley 3.591% 7/22/2028 (c)	1,350,000	1,319,907
Morgan Stanley 4.35% 9/8/2026	120,000	119,512
Morgan Stanley 4.431% 1/23/2030 (c)	460,000	456,181
Morgan Stanley 4.654% 10/18/2030 (c)	200,000	198,666
Morgan Stanley 5% 11/24/2025	1,248,000	1,249,391
Morgan Stanley 5.042% 7/19/2030 (c)	1,470,000	1,484,599
Morgan Stanley 5.123% 2/1/2029 (c)	1,500,000	1,518,083
Morgan Stanley 5.164% 4/20/2029 (c)	820,000	831,444
Morgan Stanley 5.192% 4/17/2031 (c)	200,000	202,921
Morgan Stanley 5.23% 1/15/2031 (c)	2,000,000	2,029,547
Morgan Stanley 5.656% 4/18/2030 (c)	1,600,000	1,651,681
Morgan Stanley 6.25% 8/9/2026	140,000	142,904
Morgan Stanley Direct Lending Fund 6.15% 5/17/2029	300,000	305,423
Nasdaq Inc 3.85% 6/30/2026	270,000	268,495
Nasdaq Inc 5.35% 6/28/2028	300,000	307,889
Northern Trust Corp 3.375% 5/8/2032 (c)	250,000	241,594
S&P Global Inc 2.45% 3/1/2027	650,000	630,496
S&P Global Inc 2.7% 3/1/2029	870,000	819,947
S&P Global Inc 4.75% 8/1/2028	240,000	242,397
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	160,000	162,661
Sixth Street Specialty Lending Inc 6.95% 8/14/2028	120,000	125,309
State Street Corp 1.684% 11/18/2027 (c)	450,000	433,174
State Street Corp 2.4% 1/24/2030 (d)	2,200,000	2,023,154
State Street Corp 4.729% 2/28/2030	300,000	301,827
State Street Corp 5.684% 11/21/2029 (c)	220,000	228,768
State Street Corp U.S. SOFR Index + 0.95%, 5.2666% 4/24/2028 (b)(c)	600,000	603,078
		69,693,385
Consumer Finance - 1.1%
Ally Financial Inc 2.2% 11/2/2028	870,000	794,039
Ally Financial Inc 5.737% 5/15/2029 (c)	480,000	484,701
Ally Financial Inc 6.848% 1/3/2030 (c)	220,000	229,684
Ally Financial Inc 6.992% 6/13/2029 (c)	270,000	282,091
American Express Co 3.3% 5/3/2027	540,000	530,249
American Express Co 5.016% 4/25/2031 (c)	950,000	960,779
American Express Co 5.085% 1/30/2031 (c)	200,000	203,035
American Express Co 5.282% 7/27/2029 (c)	240,000	245,575
American Express Co 5.532% 4/25/2030 (c)	520,000	537,308
American Express Co 5.85% 11/5/2027 (d)	3,980,000	4,118,547
Capital One Financial Corp 3.75% 7/28/2026	340,000	336,130
Capital One Financial Corp 3.8% 1/31/2028	130,000	127,446
Capital One Financial Corp 4.1% 2/9/2027	1,340,000	1,329,435
Capital One Financial Corp 4.2% 10/29/2025	640,000	638,096
Capital One Financial Corp 4.5% 1/30/2026	100,000	99,861
Capital One Financial Corp 4.927% 5/10/2028 (c)	1,660,000	1,665,176
Capital One Financial Corp 5.247% 7/26/2030 (c)(d)	760,000	766,891
Capital One Financial Corp 5.468% 2/1/2029 (c)(d)	2,030,000	2,066,067
Ford Motor Credit Co LLC 4.95% 5/28/2027	600,000	591,139
Ford Motor Credit Co LLC 5.113% 5/3/2029	610,000	586,325
Ford Motor Credit Co LLC 5.303% 9/6/2029	350,000	338,613
Ford Motor Credit Co LLC 5.8% 3/8/2029	500,000	493,099
Ford Motor Credit Co LLC 5.875% 11/7/2029	610,000	602,354
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,770,000	3,850,456
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,005,000	1,026,049
GE Capital International Funding Co Unlimited Co 3.373% 11/15/2025	550,000	546,277
John Deere Capital Corp 1.5% 3/6/2028	1,380,000	1,283,446
John Deere Capital Corp 2.35% 3/8/2027 (d)	4,350,000	4,215,470
John Deere Capital Corp 2.8% 9/8/2027 (d)	1,000,000	968,467
John Deere Capital Corp 4.75% 1/20/2028	1,400,000	1,418,854
John Deere Capital Corp 4.9% 3/3/2028	300,000	305,762
John Deere Capital Corp 4.95% 7/14/2028	600,000	612,564
Synchrony Financial 3.7% 8/4/2026	220,000	216,753
Synchrony Financial 4.5% 7/23/2025	448,000	447,680
Synchrony Financial 5.45% 3/6/2031 (c)	290,000	288,619
Synchrony Financial 5.935% 8/2/2030 (c)	340,000	344,535
Toyota Motor Credit Corp 4.55% 8/9/2029	925,000	927,009
Toyota Motor Credit Corp 4.65% 1/5/2029	230,000	231,513
		34,710,094
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	220,000	213,662
Blue Owl Credit Income Corp 5.8% 3/15/2030	470,000	465,532
Blue Owl Credit Income Corp 6.6% 9/15/2029	300,000	306,521
Blue Owl Credit Income Corp 7.75% 1/15/2029	700,000	740,014
BP Capital Markets America Inc 3.017% 1/16/2027 (d)	1,060,000	1,038,802
BP Capital Markets America Inc 5.017% 11/17/2027	1,620,000	1,645,324
CNH Industrial Capital LLC 4.75% 3/21/2028	110,000	110,208
CNH Industrial Capital LLC 5.1% 4/20/2029	230,000	232,909
CNH Industrial Capital LLC 5.5% 1/12/2029	660,000	677,023
Corebridge Financial Inc 3.65% 4/5/2027 (d)	540,000	531,470
Corebridge Financial Inc 6.875% 12/15/2052 (c)	540,000	548,180
CRH SMW Finance DAC 5.125% 1/9/2030	700,000	711,135
Enact Holdings Inc 6.25% 5/28/2029	300,000	308,018
Equitable Holdings Inc 4.35% 4/20/2028	600,000	595,942
Essent Group Ltd 6.25% 7/1/2029	300,000	309,249
Fidelity National Information Services Inc 1.15% 3/1/2026	609,000	593,350
Fidelity National Information Services Inc 1.65% 3/1/2028	500,000	463,444
Fiserv Inc 3.2% 7/1/2026	280,000	275,935
Fiserv Inc 3.5% 7/1/2029	950,000	905,663
Fiserv Inc 3.85% 6/1/2025	100,000	99,979
Fiserv Inc 5.15% 3/15/2027 (d)	840,000	849,199
Fiserv Inc 5.375% 8/21/2028	890,000	911,245
Global Payments Inc 1.2% 3/1/2026	1,157,000	1,126,051
Global Payments Inc 2.15% 1/15/2027	200,000	192,066
Global Payments Inc 2.9% 5/15/2030	350,000	317,143
Global Payments Inc 3.2% 8/15/2029	530,000	495,768
Global Payments Inc 4.95% 8/15/2027	160,000	160,718
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (d)(e)	400,000	401,494
Goldman Sachs Private Credit Corp 6.25% 5/6/2030 (e)	100,000	100,863
Golub Capital Private Credit Fund 5.875% 5/1/2030 (e)	400,000	396,554
Jackson Financial Inc 5.17% 6/8/2027	180,000	181,390
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	590,000	595,925
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	316,000	319,812
Mastercard Inc 2.95% 6/1/2029 (d)	680,000	648,463
Mastercard Inc 3.3% 3/26/2027	800,000	789,786
National Rural Utilities Cooperative Finance Corp 3.7% 3/15/2029	550,000	534,502
National Rural Utilities Cooperative Finance Corp 3.9% 11/1/2028	240,000	235,345
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	690,000	697,293
NMI Holdings Inc 6% 8/15/2029	300,000	304,478
PayPal Holdings Inc 2.85% 10/1/2029	620,000	579,786
PayPal Holdings Inc 3.9% 6/1/2027	170,000	168,931
Radian Group Inc 6.2% 5/15/2029	300,000	308,839
Rexford Industrial Realty LP 5% 6/15/2028	110,000	110,063
Sixth Street Lending Partners 5.75% 1/15/2030	300,000	298,537
Sixth Street Lending Partners 6.5% 3/11/2029 (d)	270,000	276,961
Visa Inc 0.75% 8/15/2027 (d)	600,000	560,084
Visa Inc 2.75% 9/15/2027 (d)	340,000	330,455
Voya Financial Inc 3.65% 6/15/2026	140,000	138,711
Voya Financial Inc 4.7% 1/23/2048 (c)	130,000	123,038
Western Union Co/The 1.35% 3/15/2026	330,000	320,862
		23,246,722
Insurance - 0.3%
AFLAC Inc 2.875% 10/15/2026	230,000	225,240
Allstate Corp/The 0.75% 12/15/2025 (d)	590,000	578,247
Allstate Corp/The 5.05% 6/24/2029	350,000	357,485
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.5259% 8/15/2053 (b)(c)	320,000	317,381
American International Group Inc 4.85% 5/7/2030	360,000	361,383
Aon Corp 8.205% 1/1/2027	230,000	241,705
Aon North America Inc 5.15% 3/1/2029	1,000,000	1,019,911
Arthur J Gallagher & Co 4.85% 12/15/2029	456,000	459,558
Assurant Inc 4.9% 3/27/2028	110,000	110,212
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	200,000	208,814
Athene Holding Ltd 4.125% 1/12/2028	320,000	314,614
Athene Holding Ltd 6.15% 4/3/2030	300,000	314,673
Brighthouse Financial Inc 3.7% 6/22/2027	300,000	293,020
Brighthouse Financial Inc 5.625% 5/15/2030	300,000	304,592
CNA Financial Corp 3.45% 8/15/2027 (d)	400,000	390,177
CNA Financial Corp 4.5% 3/1/2026	510,000	509,203
First American Financial Corp 4% 5/15/2030	200,000	188,060
Globe Life Inc 4.55% 9/15/2028	180,000	179,903
Lincoln National Corp 3.05% 1/15/2030	390,000	360,871
Markel Group Inc 3.5% 11/1/2027	410,000	400,000
Marsh & McLennan Cos Inc 4.375% 3/15/2029	560,000	559,708
Marsh & McLennan Cos Inc 4.65% 3/15/2030	500,000	502,052
Principal Financial Group Inc 3.7% 5/15/2029	310,000	299,951
Progressive Corp/The 2.5% 3/15/2027	800,000	776,246
Prudential Financial Inc 1.5% 3/10/2026	160,000	156,354
Prudential Financial Inc 4.5% 9/15/2047 (c)(d)	600,000	587,641
Trinity Acq PLC 4.4% 3/15/2026	470,000	468,221
Willis North America Inc 4.5% 9/15/2028 (d)	390,000	388,746
Willis North America Inc 4.65% 6/15/2027	300,000	301,177
		11,175,145
TOTAL FINANCIALS		271,919,130

Health Care - 2.3%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	1,830,000	1,793,985
AbbVie Inc 3.2% 11/21/2029	1,840,000	1,745,310
AbbVie Inc 4.8% 3/15/2029	2,030,000	2,059,361
Amgen Inc 2.2% 2/21/2027	2,250,000	2,167,678
Amgen Inc 3.2% 11/2/2027	1,460,000	1,420,053
Amgen Inc 4.05% 8/18/2029	450,000	441,061
Amgen Inc 5.15% 3/2/2028	1,720,000	1,751,448
Gilead Sciences Inc 2.95% 3/1/2027	110,000	107,887
Gilead Sciences Inc 4.8% 11/15/2029	550,000	557,652
		12,044,435
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 1.15% 1/30/2028	620,000	577,504
Baxter International Inc 1.915% 2/1/2027	1,540,000	1,472,822
Becton Dickinson & Co 3.7% 6/6/2027	610,000	600,861
Becton Dickinson & Co 5.081% 6/7/2029	700,000	710,131
GE HealthCare Technologies Inc 4.8% 8/14/2029	270,000	271,453
GE HealthCare Technologies Inc 5.65% 11/15/2027	890,000	913,654
GE HealthCare Technologies Inc 5.857% 3/15/2030	440,000	460,624
Medtronic Global Holdings SCA 4.25% 3/30/2028	290,000	290,394
Solventum Corp 5.4% 3/1/2029	690,000	704,152
Stryker Corp 3.65% 3/7/2028 (d)	1,220,000	1,196,954
Stryker Corp 4.25% 9/11/2029	600,000	595,623
Zimmer Biomet Holdings Inc 3.05% 1/15/2026	250,000	247,684
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	150,000	152,218
Zimmer Biomet Holdings Inc 5.35% 12/1/2028	220,000	225,709
		8,419,783
Health Care Providers & Services - 1.0%
Cardinal Health Inc 3.41% 6/15/2027 (d)	730,000	715,636
Cardinal Health Inc 5.125% 2/15/2029	130,000	132,444
Cencora Inc 3.45% 12/15/2027	150,000	146,424
Cencora Inc 4.85% 12/15/2029	300,000	302,309
Centene Corp 4.25% 12/15/2027	1,890,000	1,845,918
Centene Corp 4.625% 12/15/2029	2,240,000	2,157,122
Cigna Group/The 1.25% 3/15/2026	1,280,000	1,246,818
Cigna Group/The 2.4% 3/15/2030	380,000	342,642
Cigna Group/The 4.375% 10/15/2028	910,000	904,923
Cigna Group/The 4.5% 2/25/2026	130,000	129,958
Cigna Group/The 5% 5/15/2029 (d)	470,000	477,117
CVS Health Corp 1.3% 8/21/2027	2,020,000	1,878,210
CVS Health Corp 2.875% 6/1/2026	530,000	520,486
CVS Health Corp 3% 8/15/2026	560,000	549,217
CVS Health Corp 3.25% 8/15/2029	370,000	347,593
CVS Health Corp 4.3% 3/25/2028	2,060,000	2,037,156
CVS Health Corp 5% 1/30/2029	1,330,000	1,338,982
Elevance Health Inc 3.65% 12/1/2027	460,000	451,618
Elevance Health Inc 4.75% 2/15/2030	230,000	231,069
Elevance Health Inc 5.15% 6/15/2029	750,000	764,365
HCA Inc 4.125% 6/15/2029	1,470,000	1,431,337
HCA Inc 4.5% 2/15/2027	820,000	817,493
HCA Inc 5.25% 3/1/2030	510,000	517,652
HCA Inc 5.25% 6/15/2026	1,730,000	1,731,820
HCA Inc 5.375% 9/1/2026	260,000	261,095
Humana Inc 1.35% 2/3/2027	1,115,000	1,061,505
Humana Inc 3.125% 8/15/2029	380,000	353,980
Icon Investments Six DAC 5.849% 5/8/2029	245,000	251,068
Laboratory Corp of America Holdings 3.6% 9/1/2027	800,000	786,622
McKesson Corp 1.3% 8/15/2026	640,000	617,691
McKesson Corp 4.65% 5/30/2030	300,000	300,422
Quest Diagnostics Inc 4.6% 12/15/2027	970,000	975,458
Sabra Health Care LP 3.9% 10/15/2029	140,000	131,279
Sabra Health Care LP 5.125% 8/15/2026	210,000	209,685
UnitedHealth Group Inc 1.15% 5/15/2026	886,000	858,373
UnitedHealth Group Inc 2% 5/15/2030	1,150,000	1,012,962
UnitedHealth Group Inc 2.95% 10/15/2027	1,330,000	1,284,527
UnitedHealth Group Inc 3.875% 12/15/2028	300,000	293,259
UnitedHealth Group Inc 4.25% 1/15/2029	570,000	563,284
UnitedHealth Group Inc 5.25% 2/15/2028	1,250,000	1,273,682
Universal Health Services Inc 1.65% 9/1/2026	270,000	259,591
Universal Health Services Inc 4.625% 10/15/2029	160,000	156,799
		31,669,591
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	740,000	766,704
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	740,000	735,909
Thermo Fisher Scientific Inc 1.75% 10/15/2028	130,000	119,630
Thermo Fisher Scientific Inc 2.6% 10/1/2029	480,000	446,320
Thermo Fisher Scientific Inc 4.8% 11/21/2027	740,000	751,052
Thermo Fisher Scientific Inc 5% 12/5/2026	330,000	333,053
		2,385,964
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co 3.2% 6/15/2026	296,000	292,569
Bristol-Myers Squibb Co 3.4% 7/26/2029	760,000	731,779
Bristol-Myers Squibb Co 4.9% 2/22/2029	1,700,000	1,731,779
Eli Lilly & Co 4.2% 8/14/2029	860,000	858,640
Eli Lilly & Co 4.75% 2/12/2030	500,000	508,121
Haleon US Capital LLC 3.375% 3/24/2027	1,230,000	1,209,452
Johnson & Johnson 0.95% 9/1/2027	580,000	542,283
Johnson & Johnson 2.9% 1/15/2028 (d)	1,120,000	1,090,151
Merck & Co Inc 1.7% 6/10/2027	2,000,000	1,908,284
Merck & Co Inc 1.9% 12/10/2028	250,000	231,237
Novartis Capital Corp 2% 2/14/2027	580,000	560,950
Novartis Capital Corp 3.1% 5/17/2027	120,000	117,890
Pfizer Inc 2.75% 6/3/2026	620,000	610,429
Pfizer Inc 3% 12/15/2026	110,000	108,279
Pfizer Inc 3.6% 9/15/2028 (d)	410,000	403,470
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	2,300,000	2,311,840
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	2,050,000	2,063,163
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	11,000	10,835
Utah Acquisition Sub Inc 3.95% 6/15/2026	760,000	750,068
Viatris Inc 2.3% 6/22/2027	390,000	369,729
Zoetis Inc 3% 9/12/2027	480,000	466,688
Zoetis Inc 3.9% 8/20/2028	1,050,000	1,037,795
		17,915,431
TOTAL HEALTH CARE		73,201,908

Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 2.196% 2/4/2026	2,740,000	2,691,481
Boeing Co 2.75% 2/1/2026	350,000	345,276
Boeing Co 3.1% 5/1/2026	100,000	98,512
Boeing Co 3.2% 3/1/2029 (d)	1,280,000	1,211,000
Boeing Co 3.25% 2/1/2028 (d)	800,000	771,819
Boeing Co 5.15% 5/1/2030	310,000	312,718
General Dynamics Corp 2.125% 8/15/2026 (d)	180,000	175,773
General Dynamics Corp 2.625% 11/15/2027 (d)	500,000	482,318
General Dynamics Corp 3.625% 4/1/2030	630,000	608,644
Howmet Aerospace Inc 3% 1/15/2029	500,000	475,030
Huntington Ingalls Industries Inc 2.043% 8/16/2028	750,000	691,935
L3Harris Technologies Inc 4.4% 6/15/2028	720,000	717,097
L3Harris Technologies Inc 5.05% 6/1/2029	340,000	345,219
L3Harris Technologies Inc 5.4% 1/15/2027	800,000	810,998
Lockheed Martin Corp 5.1% 11/15/2027 (d)	350,000	358,394
Northrop Grumman Corp 3.2% 2/1/2027	600,000	588,597
Northrop Grumman Corp 4.4% 5/1/2030	600,000	595,332
Northrop Grumman Corp 4.6% 2/1/2029	190,000	191,314
RTX Corp 3.5% 3/15/2027	1,010,000	993,613
RTX Corp 3.95% 8/16/2025	1,320,000	1,317,291
RTX Corp 5.75% 1/15/2029	1,000,000	1,042,305
		14,824,666
Air Freight & Logistics - 0.1%
FedEx Corp 3.1% 8/5/2029 (d)	510,000	477,192
United Parcel Service Inc 2.4% 11/15/2026	210,000	204,514
United Parcel Service Inc 3.05% 11/15/2027	530,000	516,629
United Parcel Service Inc 4.65% 10/15/2030	600,000	602,206
		1,800,541
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	540,000	523,180
Carrier Global Corp 2.722% 2/15/2030	780,000	718,249
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	500,000	515,679
Owens Corning 3.4% 8/15/2026	260,000	256,121
		2,013,229
Commercial Services & Supplies - 0.1%
Republic Services Inc 2.9% 7/1/2026	530,000	522,326
Republic Services Inc 3.95% 5/15/2028	300,000	297,252
Republic Services Inc 5% 11/15/2029	500,000	510,336
Waste Management Inc 4.65% 3/15/2030	900,000	905,161
Waste Management Inc 4.875% 2/15/2029	410,000	417,453
Waste Management Inc 4.95% 7/3/2027	440,000	446,254
		3,098,782
Electrical Equipment - 0.1%
Emerson Electric Co 2% 12/21/2028	600,000	555,382
Hubbell Inc 3.15% 8/15/2027	260,000	252,244
Hubbell Inc 3.35% 3/1/2026	110,000	108,946
Regal Rexnord Corp 6.05% 2/15/2026	950,000	954,979
Regal Rexnord Corp 6.05% 4/15/2028	220,000	225,869
Regal Rexnord Corp 6.3% 2/15/2030	300,000	311,041
		2,408,461
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	100,000	98,377
CSX Corp 3.25% 6/1/2027	340,000	333,079
CSX Corp 4.25% 3/15/2029	290,000	287,996
Norfolk Southern Corp 2.9% 6/15/2026	490,000	482,413
Norfolk Southern Corp 7.8% 5/15/2027 (d)	320,000	340,563
Ryder System Inc 4.85% 6/15/2030	400,000	397,754
Ryder System Inc 5.5% 6/1/2029	1,000,000	1,026,366
Union Pacific Corp 2.15% 2/5/2027	100,000	96,624
Union Pacific Corp 3.75% 7/15/2025	120,000	119,882
Union Pacific Corp 6.625% 2/1/2029	730,000	785,868
		3,968,922
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	250,000	243,098
3M Co 2.375% 8/26/2029	600,000	552,228
3M Co 2.875% 10/15/2027	410,000	395,464
3M Co 3% 8/7/2025	350,000	348,842
3M Co 3.625% 9/14/2028	460,000	449,445
Honeywell International Inc 1.1% 3/1/2027	330,000	312,130
Honeywell International Inc 2.5% 11/1/2026	410,000	399,316
Honeywell International Inc 2.7% 8/15/2029	1,750,000	1,634,427
Honeywell International Inc 4.95% 2/15/2028	350,000	355,949
		4,690,899
Machinery - 0.4%
Caterpillar Financial Services Corp 1.1% 9/14/2027	680,000	634,058
Caterpillar Financial Services Corp 1.15% 9/14/2026	420,000	403,746
Caterpillar Financial Services Corp 1.7% 1/8/2027	370,000	355,664
Caterpillar Financial Services Corp 4.6% 11/15/2027	2,180,000	2,197,997
Caterpillar Financial Services Corp 4.85% 2/27/2029	440,000	447,738
Caterpillar Financial Services Corp 5% 5/14/2027	1,530,000	1,551,609
Cummins Inc 4.7% 2/15/2031	350,000	348,799
Eaton Corp 4.35% 5/18/2028 (d)	390,000	391,668
Ingersoll Rand Inc 5.176% 6/15/2029	600,000	611,744
Ingersoll Rand Inc 5.4% 8/14/2028	470,000	482,612
Otis Worldwide Corp 2.565% 2/15/2030	890,000	811,664
Parker-Hannifin Corp 4.25% 9/15/2027	1,600,000	1,597,383
Stanley Black & Decker Inc 3.4% 3/1/2026	610,000	603,887
Stanley Black & Decker Inc 6% 3/6/2028 (d)	1,310,000	1,357,757
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	280,000	275,237
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (f)	660,000	661,875
		12,733,438
Passenger Airlines - 0.0%
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031	608,721	568,450
Southwest Airlines Co 2.625% 2/10/2030	230,000	206,967
Southwest Airlines Co 5.125% 6/15/2027	870,000	875,210
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	106,360	105,841
		1,756,468
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030 (d)	594,000	601,701
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	530,000	490,959
Air Lease Corp 2.2% 1/15/2027	280,000	269,744
Air Lease Corp 3% 2/1/2030	600,000	556,118
Air Lease Corp 3.625% 12/1/2027	570,000	558,833
Air Lease Corp 3.625% 4/1/2027 (d)	180,000	176,474
Air Lease Corp 5.3% 6/25/2026	700,000	704,676
GATX Corp 4.55% 11/7/2028	680,000	677,197
		3,434,001
TOTAL INDUSTRIALS		51,331,108

Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	300,000	304,980
Cisco Systems Inc 4.8% 2/26/2027	1,250,000	1,262,384
Cisco Systems Inc 4.85% 2/26/2029	800,000	815,899
Motorola Solutions Inc 4.6% 5/23/2029	500,000	499,012
Motorola Solutions Inc 5% 4/15/2029	210,000	212,294
		3,094,569
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.05% 4/5/2027	500,000	506,717
Amphenol Corp 5.05% 4/5/2029	300,000	306,686
Dell International LLC / EMC Corp 4.35% 2/1/2030	800,000	786,116
Dell International LLC / EMC Corp 5.3% 10/1/2029	660,000	673,433
Dell International LLC / EMC Corp 6.02% 6/15/2026	450,000	454,167
Dell International LLC / EMC Corp 6.1% 7/15/2027 (d)	480,000	493,495
Flex Ltd 3.75% 2/1/2026	280,000	277,761
Flex Ltd 4.75% 6/15/2025	100,000	99,984
Teledyne Technologies Inc 1.6% 4/1/2026	180,000	175,532
Teledyne Technologies Inc 2.25% 4/1/2028	290,000	273,608
Vontier Corp 1.8% 4/1/2026	210,000	204,779
Vontier Corp 2.4% 4/1/2028	120,000	112,494
		4,364,772
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	360,000	348,616
CDW LLC / CDW Finance Corp 3.276% 12/1/2028	440,000	415,922
CDW LLC / CDW Finance Corp 4.25% 4/1/2028 (d)	430,000	423,357
IBM Corporation 1.7% 5/15/2027	1,110,000	1,056,027
IBM Corporation 1.95% 5/15/2030	320,000	282,196
IBM Corporation 2.2% 2/9/2027	1,460,000	1,408,270
IBM Corporation 4.15% 7/27/2027	570,000	567,286
IBM Corporation 4.5% 2/6/2028	430,000	432,870
IBM Corporation 4.8% 2/10/2030	600,000	605,379
IBM International Capital Pte Ltd 4.6% 2/5/2029	510,000	511,671
		6,051,594
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices Inc 3.45% 6/15/2027	370,000	364,735
Applied Materials Inc 3.3% 4/1/2027	630,000	620,487
Applied Materials Inc 4.8% 6/15/2029	260,000	265,155
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	450,000	446,237
Broadcom Inc 3.459% 9/15/2026 (d)	691,000	682,379
Broadcom Inc 4% 4/15/2029 (e)	260,000	255,273
Broadcom Inc 4.11% 9/15/2028	670,000	664,626
Broadcom Inc 4.35% 2/15/2030	1,120,000	1,107,086
Broadcom Inc 4.75% 4/15/2029	230,000	231,728
Broadcom Inc 5.05% 7/12/2029	1,420,000	1,445,430
Intel Corp 1.6% 8/12/2028	2,760,000	2,515,004
Intel Corp 2.6% 5/19/2026	100,000	98,083
Intel Corp 3.7% 7/29/2025	450,000	449,212
Intel Corp 3.75% 3/25/2027	350,000	345,019
Intel Corp 3.75% 8/5/2027	1,440,000	1,413,393
Intel Corp 4.875% 2/10/2028	150,000	151,220
Lam Research Corp 4% 3/15/2029	830,000	818,363
Marvell Technology Inc 1.65% 4/15/2026	270,000	263,053
Marvell Technology Inc 2.45% 4/15/2028	140,000	131,987
Marvell Technology Inc 4.875% 6/22/2028	490,000	492,304
Microchip Technology Inc 5.05% 3/15/2029	1,170,000	1,177,390
Micron Technology Inc 5.375% 4/15/2028 (d)	350,000	357,173
Micron Technology Inc 6.75% 11/1/2029	910,000	972,881
NVIDIA Corp 3.2% 9/16/2026	860,000	849,993
QUALCOMM Inc 1.3% 5/20/2028 (d)	240,000	221,323
QUALCOMM Inc 3.25% 5/20/2027 (d)	1,050,000	1,032,657
QUALCOMM Inc 4.5% 5/20/2030	570,000	571,153
Texas Instruments Inc 4.5% 5/23/2030	800,000	802,412
Texas Instruments Inc 4.6% 2/15/2028	730,000	738,637
		19,484,393
Software - 0.6%
Adobe Inc 4.8% 4/4/2029 (d)	1,960,000	2,000,781
AppLovin Corp 5.125% 12/1/2029	130,000	130,863
Cadence Design Systems Inc 4.3% 9/10/2029	600,000	595,918
Fortinet Inc 1% 3/15/2026	210,000	204,139
Microsoft Corp 2.4% 8/8/2026	1,270,000	1,245,112
Microsoft Corp 3.3% 2/6/2027	310,000	306,301
Microsoft Corp 3.4% 9/15/2026	350,000	347,029
Oracle Corp 1.65% 3/25/2026 (d)	2,766,000	2,698,532
Oracle Corp 2.3% 3/25/2028	610,000	576,227
Oracle Corp 2.65% 7/15/2026	840,000	822,400
Oracle Corp 2.8% 4/1/2027	440,000	427,441
Oracle Corp 4.2% 9/27/2029	780,000	768,225
Oracle Corp 4.65% 5/6/2030	330,000	330,233
Oracle Corp 4.8% 8/3/2028	1,250,000	1,262,324
Oracle Corp 5.8% 11/10/2025	1,250,000	1,256,568
Roper Technologies Inc 2.95% 9/15/2029	310,000	289,996
Roper Technologies Inc 3.8% 12/15/2026	280,000	277,498
Roper Technologies Inc 4.2% 9/15/2028 (d)	470,000	466,486
Salesforce Inc 1.5% 7/15/2028	1,560,000	1,440,599
Synopsys Inc 4.65% 4/1/2028	800,000	804,835
Synopsys Inc 4.85% 4/1/2030	600,000	605,786
VMware LLC 1.4% 8/15/2026	1,177,000	1,133,267
VMware LLC 3.9% 8/21/2027	440,000	434,028
VMware LLC 4.65% 5/15/2027	220,000	220,326
VMware LLC 4.7% 5/15/2030	310,000	308,281
		18,953,195
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.4% 8/5/2028	940,000	865,677
Apple Inc 2.45% 8/4/2026	100,000	98,102
Apple Inc 2.9% 9/12/2027	460,000	448,788
Apple Inc 3% 11/13/2027	260,000	254,168
Apple Inc 3% 6/20/2027	640,000	627,416
Apple Inc 4% 5/10/2028 (d)	4,650,000	4,655,569
Apple Inc 4.2% 5/12/2030	1,240,000	1,236,488
Hewlett Packard Enterprise Co 4.55% 10/15/2029	880,000	872,598
Hewlett Packard Enterprise Co 5.25% 7/1/2028 (d)	200,000	203,786
HP Inc 1.45% 6/17/2026	1,000,000	967,027
HP Inc 3% 6/17/2027	350,000	338,479
HP Inc 5.53% 4/25/2030	370,000	374,635
		10,942,733
TOTAL INFORMATION TECHNOLOGY		62,891,256

Materials - 0.3%
Chemicals - 0.2%
Air Products and Chemicals Inc 4.6% 2/8/2029	330,000	333,469
Albemarle Corp 4.65% 6/1/2027 (d)	220,000	217,441
Dow Chemical Co/The 4.8% 11/30/2028	190,000	191,351
DuPont de Nemours Inc 4.725% 11/15/2028 (d)	960,000	972,219
Eastman Chemical Co 5% 8/1/2029	330,000	331,483
Ecolab Inc 5.25% 1/15/2028	570,000	584,815
Huntsman Intl LLC 4.5% 5/1/2029 (d)	330,000	308,769
International Flavors & Fragrances Inc 4.45% 9/26/2028	110,000	109,017
LYB International Finance III LLC 1.25% 10/1/2025 (d)	800,000	790,274
Mosaic Co/The 4.05% 11/15/2027	420,000	414,420
PPG Industries Inc 1.2% 3/15/2026	330,000	321,298
Rohm and Haas Co 7.85% 7/15/2029 (d)	200,000	221,648
RPM International Inc 4.55% 3/1/2029	140,000	138,914
Sherwin-Williams Co/The 3.45% 6/1/2027	700,000	687,025
Sherwin-Williams Co/The 4.55% 3/1/2028	300,000	301,439
		5,923,582
Containers & Packaging - 0.1%
Amcor Group Finance PLC 5.45% 5/23/2029	830,000	846,721
Avery Dennison Corp 4.875% 12/6/2028	230,000	232,125
Berry Global Inc 1.57% 1/15/2026	280,000	273,816
Berry Global Inc 1.65% 1/15/2027	120,000	114,323
Sonoco Products Co 4.6% 9/1/2029	290,000	286,405
WestRock MWV LLC 8.2% 1/15/2030	480,000	545,945
WRKCo Inc 3.9% 6/1/2028 (d)	430,000	421,139
WRKCo Inc 4% 3/15/2028	380,000	373,254
		3,093,728
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028	590,000	580,242
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030	500,000	472,778
Nucor Corp 3.95% 5/1/2028	250,000	248,070
		1,301,090
TOTAL MATERIALS		10,318,400

Real Estate - 1.1%
Diversified REITs - 0.0%
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	630,000	594,894
Piedmont Operating Partnership LP 9.25% 7/20/2028	260,000	287,113
Store Capital LLC 4.5% 3/15/2028	400,000	392,569
VICI Properties LP 4.75% 2/15/2028	960,000	960,264
Vornado Realty LP 2.15% 6/1/2026	400,000	386,770
		2,621,610
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 3.95% 1/15/2028	140,000	137,962
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	250,000	246,186
Healthcare Realty Holdings LP 3.5% 8/1/2026	240,000	235,936
Healthcare Realty Holdings LP 3.75% 7/1/2027	680,000	664,840
Healthpeak OP LLC 1.35% 2/1/2027	540,000	512,277
Healthpeak OP LLC 2.125% 12/1/2028	160,000	146,957
Omega Healthcare Investors Inc 3.625% 10/1/2029	290,000	272,860
Omega Healthcare Investors Inc 5.25% 1/15/2026	910,000	910,979
Ventas Realty LP 4.125% 1/15/2026	360,000	358,205
Ventas Realty LP 4.4% 1/15/2029	880,000	871,060
Welltower OP LLC 2.05% 1/15/2029	780,000	716,198
Welltower OP LLC 4.25% 4/1/2026	140,000	139,599
		5,213,059
Industrial REITs - 0.0%
Prologis LP 2.25% 4/15/2030	490,000	440,004
Prologis LP 4.375% 2/1/2029 (d)	550,000	550,611
Prologis LP 4.875% 6/15/2028	500,000	507,217
		1,497,832
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	1,390,000	1,352,524
Boston Properties LP 3.4% 6/21/2029	330,000	309,623
Boston Properties LP 3.65% 2/1/2026	320,000	317,540
COPT Defense Properties LP 2% 1/15/2029 (d)	300,000	268,764
Highwoods Realty LP 4.125% 3/15/2028 (d)	730,000	711,454
Kilroy Realty LP 4.25% 8/15/2029	280,000	264,539
Kilroy Realty LP 4.375% 10/1/2025	300,000	299,280
		3,523,724
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.5% 4/1/2029	330,000	339,095
Digital Realty Trust LP 3.7% 8/15/2027	660,000	650,110
Digital Realty Trust LP 4.45% 7/15/2028	420,000	418,569
Digital Realty Trust LP 5.55% 1/15/2028	260,000	266,199
Essex Portfolio LP 3.375% 4/15/2026	240,000	237,348
Essex Portfolio LP 4% 3/1/2029	160,000	156,017
Extra Space Storage LP 4% 6/15/2029	570,000	553,742
Mid-America Apartments LP 4.2% 6/15/2028	340,000	337,307
Tanger Properties LP 3.875% 7/15/2027	210,000	206,299
		3,164,686
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	220,000	221,032
American Homes 4 Rent LP 4.95% 6/15/2030	150,000	149,887
AvalonBay Communities Inc 1.9% 12/1/2028	90,000	82,675
AvalonBay Communities Inc 3.3% 6/1/2029	270,000	258,015
Camden Property Trust 3.15% 7/1/2029	790,000	748,772
ERP Operating LP 2.85% 11/1/2026	610,000	596,998
UDR Inc 3.5% 7/1/2027	650,000	637,477
UDR Inc 4.4% 1/26/2029	250,000	247,955
		2,942,811
Retail REITs - 0.2%
Agree LP 2% 6/15/2028	120,000	111,390
Brixmor Operating Partnership LP 3.9% 3/15/2027	170,000	167,682
Brixmor Operating Partnership LP 4.125% 5/15/2029	260,000	252,965
Brixmor Operating Partnership LP 4.125% 6/15/2026	500,000	497,188
Federal Realty OP LP 1.25% 2/15/2026	290,000	282,866
Federal Realty OP LP 3.2% 6/15/2029	360,000	338,780
NNN REIT Inc 2.5% 4/15/2030 (d)	270,000	242,646
NNN REIT Inc 3.5% 10/15/2027	260,000	253,785
NNN REIT Inc 4% 11/15/2025	240,000	239,205
Realty Income Corp 4% 7/15/2029	580,000	565,897
Realty Income Corp 4.7% 12/15/2028 (d)	730,000	735,179
Realty Income Corp 4.875% 6/1/2026	340,000	340,766
Realty Income Corp 5.05% 1/13/2026	500,000	498,995
Regency Centers LP 4.125% 3/15/2028 (d)	280,000	278,221
Simon Property Group LP 1.75% 2/1/2028	260,000	243,159
Simon Property Group LP 3.25% 11/30/2026	380,000	373,777
Simon Property Group LP 3.375% 6/15/2027	100,000	98,197
		5,520,698
Specialized REITs - 0.4%
American Tower Corp 1.3% 9/15/2025	677,000	669,839
American Tower Corp 1.6% 4/15/2026	880,000	856,589
American Tower Corp 2.75% 1/15/2027	130,000	126,157
American Tower Corp 3.65% 3/15/2027	690,000	678,909
American Tower Corp 4.4% 2/15/2026 (d)	290,000	289,431
American Tower Corp 5.25% 7/15/2028 (d)	2,210,000	2,253,961
American Tower Corp 5.8% 11/15/2028	100,000	103,851
Crown Castle Inc 1.05% 7/15/2026	250,000	239,790
Crown Castle Inc 1.35% 7/15/2025	439,000	437,072
Crown Castle Inc 2.9% 3/15/2027	560,000	542,862
Crown Castle Inc 3.65% 9/1/2027	370,000	361,449
Crown Castle Inc 3.7% 6/15/2026	480,000	474,909
Crown Castle Inc 3.8% 2/15/2028	870,000	849,929
Crown Castle Inc 4.45% 2/15/2026	260,000	259,670
Crown Castle Inc 4.9% 9/1/2029	310,000	310,755
CubeSmart LP 2.25% 12/15/2028	400,000	369,354
EPR Properties 4.5% 6/1/2027	500,000	494,700
EPR Properties 4.95% 4/15/2028	260,000	257,955
Equinix Inc 1.45% 5/15/2026	491,000	476,101
Equinix Inc 3.2% 11/18/2029	880,000	828,786
Public Storage Operating Co 1.95% 11/9/2028 (d)	1,250,000	1,154,747
Weyerhaeuser Co 4% 4/15/2030	740,000	716,129
Weyerhaeuser Co 6.95% 10/1/2027	150,000	157,661
		12,910,606
TOTAL REAL ESTATE		37,395,026

Utilities - 1.8%
Electric Utilities - 1.2%
AEP Texas Inc 3.95% 6/1/2028	180,000	176,340
AEP Transmission Co LLC 3.1% 12/1/2026	180,000	176,200
American Electric Power Co Inc 1% 11/1/2025	260,000	255,930
American Electric Power Co Inc 3.2% 11/13/2027	510,000	495,404
American Electric Power Co Inc 4.3% 12/1/2028	230,000	227,853
American Electric Power Co Inc 5.75% 11/1/2027	1,000,000	1,029,109
American Electric Power Co Inc 7.05% 12/15/2054 (c)	400,000	411,403
Avangrid Inc 3.8% 6/1/2029	260,000	250,844
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	350,000	353,414
Cleco Corporate Holdings LLC 3.743% 5/1/2026	220,000	217,438
Commonwealth Edison Co 3.7% 8/15/2028 (d)	660,000	649,354
Connecticut Light and Power Co/The 0.75% 12/1/2025	100,000	98,081
Connecticut Light and Power Co/The 3.2% 3/15/2027	230,000	225,993
Consolidated Edison Co of New York Inc 3.125% 11/15/2027 (d)	360,000	350,142
Duke Energy Carolinas LLC 2.95% 12/1/2026	240,000	235,528
Duke Energy Carolinas LLC 4.85% 3/15/2030	670,000	680,612
Duke Energy Corp 0.9% 9/15/2025	100,000	98,918
Duke Energy Corp 2.65% 9/1/2026	340,000	332,652
Duke Energy Corp 3.25% 1/15/2082 (c)	220,000	209,459
Duke Energy Corp 3.4% 6/15/2029 (d)	430,000	410,802
Duke Energy Corp 5% 12/8/2027	750,000	758,978
Duke Energy Florida LLC 3.2% 1/15/2027	260,000	255,407
Duke Energy Progress LLC 3.45% 3/15/2029	380,000	367,618
Edison International 4.125% 3/15/2028	360,000	346,230
Edison International 4.7% 8/15/2025	110,000	109,856
Edison International 5.25% 11/15/2028	520,000	512,287
Edison International 5.75% 6/15/2027	126,000	126,575
Edison International 6.25% 3/15/2030	290,000	293,729
Entergy Corp 0.9% 9/15/2025	1,100,000	1,088,029
Entergy Corp 7.125% 12/1/2054 (c)	470,000	480,519
Entergy Louisiana LLC 2.4% 10/1/2026 (d)	490,000	477,854
Entergy Louisiana LLC 3.12% 9/1/2027	510,000	495,601
Eversource Energy 2.9% 3/1/2027	160,000	155,536
Eversource Energy 5.45% 3/1/2028	1,400,000	1,430,771
Eversource Energy 5.95% 2/1/2029	380,000	394,831
Exelon Corp 2.75% 3/15/2027	600,000	582,256
Exelon Corp 3.4% 4/15/2026	100,000	98,950
Exelon Corp 4.05% 4/15/2030	750,000	730,859
FirstEnergy Corp 3.9% 7/15/2027 (f)	620,000	611,125
Florida Power & Light Co 5.05% 4/1/2028	390,000	398,601
Georgia Power Co 4.65% 5/16/2028	800,000	807,385
Interstate Power and Light Co 3.6% 4/1/2029	450,000	433,642
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,220,000	1,170,264
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	570,000	548,854
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (c)	1,080,000	1,024,218
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027	1,130,000	1,133,348
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (c)	150,000	141,391
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	1,500,000	1,515,181
NSTAR Electric Co 4.85% 3/1/2030	350,000	352,041
Oklahoma Gas and Electric Co 3.3% 3/15/2030	380,000	357,593
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (e)	1,500,000	1,502,849
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	239,545
Pacific Gas and Electric Co 2.95% 3/1/2026	210,000	206,628
Pacific Gas and Electric Co 3% 6/15/2028 (d)	2,120,000	1,998,941
Pacific Gas and Electric Co 3.15% 1/1/2026	1,470,000	1,453,927
Pacific Gas and Electric Co 3.3% 12/1/2027	180,000	173,054
Pacific Gas and Electric Co 3.45% 7/1/2025	240,000	239,575
Pacific Gas and Electric Co 3.5% 6/15/2025	240,000	239,812
Pacific Gas and Electric Co 4.95% 6/8/2025	140,000	139,987
Pacific Gas and Electric Co 5.45% 6/15/2027	310,000	313,074
PacifiCorp 3.5% 6/15/2029	400,000	382,822
PPL Capital Funding Inc 3.1% 5/15/2026	270,000	266,144
Public Service Electric and Gas Co 0.95% 3/15/2026	180,000	175,274
Public Service Electric and Gas Co 2.25% 9/15/2026	260,000	253,537
Southern California Edison Co 5.15% 6/1/2029	550,000	553,529
Southern California Edison Co 5.3% 3/1/2028 (d)	1,020,000	1,030,832
Southern California Edison Co 5.65% 10/1/2028	680,000	693,523
Southern Co/The 3.25% 7/1/2026	1,890,000	1,867,401
Southern Co/The 3.75% 9/15/2051 (c)	400,000	390,919
Southern Co/The 5.5% 3/15/2029	1,600,000	1,657,149
Southwestern Electric Power Co 2.75% 10/1/2026	320,000	312,033
System Energy Resources Inc 6% 4/15/2028	120,000	124,456
Union Electric Co 2.95% 6/15/2027	170,000	165,634
Virginia Electric and Power Co 2.95% 11/15/2026	420,000	410,828
Virginia Electric and Power Co 3.15% 1/15/2026	360,000	356,889
Wisconsin Public Service Corp 4.55% 12/1/2029	100,000	100,767
Xcel Energy Inc 1.75% 3/15/2027	590,000	561,077
Xcel Energy Inc 3.3% 6/1/2025	100,000	99,975
		39,995,186
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	180,000	175,689
CenterPoint Energy Resources Corp 5.25% 3/1/2028	400,000	408,212
Southern California Gas Co 2.6% 6/15/2026	510,000	500,091
Southern California Gas Co 2.95% 4/15/2027	460,000	448,196
Southwest Gas Corp 5.45% 3/23/2028	300,000	305,887
		1,838,075
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 1.375% 1/15/2026	330,000	322,505
AES Corp/The 5.45% 6/1/2028	730,000	739,543
		1,062,048
Multi-Utilities - 0.5%
Ameren Corp 1.75% 3/15/2028 (d)	450,000	417,359
Ameren Corp 5.7% 12/1/2026	500,000	507,899
CenterPoint Energy Inc 1.45% 6/1/2026	370,000	358,636
CenterPoint Energy Inc 2.95% 3/1/2030	380,000	351,039
CenterPoint Energy Inc 6.7% 5/15/2055 (c)	300,000	299,417
Consumers Energy Co 4.5% 1/15/2031	500,000	496,591
Consumers Energy Co 4.7% 1/15/2030	340,000	342,731
Consumers Energy Co 4.9% 2/15/2029	150,000	152,322
Dominion Energy Inc 1.45% 4/15/2026	1,900,000	1,848,763
Dominion Energy Inc 4.6% 5/15/2028	700,000	701,761
DTE Energy Co 2.85% 10/1/2026	100,000	97,788
DTE Energy Co 3.4% 6/15/2029	370,000	351,790
DTE Energy Co 4.875% 6/1/2028	230,000	232,068
DTE Energy Co 4.95% 7/1/2027	390,000	393,144
DTE Energy Co 5.1% 3/1/2029	280,000	283,871
DTE Energy Co 5.2% 4/1/2030	500,000	508,572
NiSource Inc 0.95% 8/15/2025	1,343,000	1,332,585
NiSource Inc 5.2% 7/1/2029	280,000	285,275
NiSource Inc 5.25% 3/30/2028	520,000	530,014
NiSource Inc 6.95% 11/30/2054 (c)	210,000	214,879
Public Service Enterprise Group Inc 5.2% 4/1/2029	620,000	633,286
Public Service Enterprise Group Inc 5.875% 10/15/2028	430,000	447,249
Puget Energy Inc 2.379% 6/15/2028 (d)	310,000	290,815
San Diego Gas & Electric Co 2.5% 5/15/2026	280,000	274,792
Sempra 3.25% 6/15/2027	1,150,000	1,119,685
Sempra 3.7% 4/1/2029	700,000	676,141
Sempra 5.4% 8/1/2026	1,500,000	1,512,161
Sempra 6.625% 4/1/2055 (c)	550,000	517,533
WEC Energy Group Inc 2.2% 12/15/2028	610,000	563,152
WEC Energy Group Inc 4.75% 1/15/2028	320,000	322,987
		16,064,305
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	270,000	261,924
American Water Capital Corp 3.45% 6/1/2029	570,000	547,312
		809,236
TOTAL UTILITIES		59,768,850

TOTAL UNITED STATES		728,562,198
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $941,892,789)		944,970,737

U.S. Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Federal Home Loan Bank 0.79% 2/25/2026	7,900,000	7,699,150
Federal Home Loan Bank 3% 3/12/2027	4,900,000	4,814,717
Federal Home Loan Bank 4.5% 3/10/2028	5,000,000	5,079,442

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,607,270)		17,593,309

U.S. Treasury Obligations - 68.6%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds Series 2026, 6.75% 8/15/2026	4.01	1,070,000	1,105,068
US Treasury Notes 0.375% 7/31/2027	4.25	4,980,000	4,619,145
US Treasury Notes 0.5% 10/31/2027	3.85 to 4.38	95,520,000	88,135,856
US Treasury Notes 0.5% 4/30/2027	4.21	61,430,000	57,597,824
US Treasury Notes 0.5% 5/31/2027	4.15	850,000	794,717
US Treasury Notes 0.5% 6/30/2027	4.13	2,480,000	2,313,278
US Treasury Notes 0.5% 8/31/2027	4.11	40,000	37,108
US Treasury Notes 0.625% 11/30/2027	3.92 to 4.38	93,260,000	86,116,139
US Treasury Notes 0.625% 12/31/2027	3.55 to 4.86	134,130,000	123,499,150
US Treasury Notes 0.625% 3/31/2027	3.92	46,820,000	44,118,706
US Treasury Notes 0.75% 1/31/2028	4.25	10,800,000	9,952,875
US Treasury Notes 0.75% 8/31/2026	4.27 to 4.81	25,280,000	24,267,813
US Treasury Notes 0.875% 9/30/2026	3.63	117,720,000	112,933,027
US Treasury Notes 1% 7/31/2028	3.89 to 4.19	65,440,000	59,882,712
US Treasury Notes 1.125% 10/31/2026	3.94	8,164,000	7,840,310
US Treasury Notes 1.125% 2/28/2027	3.71 to 3.94	23,360,000	22,254,050
US Treasury Notes 1.125% 2/29/2028	4.20	26,590,000	24,704,810
US Treasury Notes 1.125% 8/31/2028	3.87 to 4.30	108,290,000	99,258,783
US Treasury Notes 1.25% 12/31/2026	4.14 to 4.17	105,000,000	100,635,938
US Treasury Notes 1.25% 4/30/2028	4.31 to 4.86	60,480,000	56,156,625
US Treasury Notes 1.25% 5/31/2028	4.65	50,220,000	46,530,007
US Treasury Notes 1.5% 1/31/2027	2.95 to 3.95	954,000	916,287
US Treasury Notes 1.5% 11/30/2028	4.23	82,340,000	75,949,001
US Treasury Notes 1.625% 10/31/2026	4.14	59,350,000	57,421,125
US Treasury Notes 1.625% 8/15/2029	4.29	76,900,000	70,216,309
US Treasury Notes 1.75% 11/15/2029	4.06 to 4.35	84,340,000	76,960,250
US Treasury Notes 1.875% 2/28/2027	4.25	107,050,000	103,324,158
US Treasury Notes 2.625% 5/31/2027	3.21	1,260,000	1,228,992
US Treasury Notes 2.75% 5/31/2029	4.53	61,350,000	58,721,057
US Treasury Notes 2.75% 7/31/2027	3.65	3,840,000	3,749,550
US Treasury Notes 2.875% 4/30/2029	4.74	45,490,000	43,787,679
US Treasury Notes 3.25% 6/30/2029	4.38	32,920,000	32,085,427
US Treasury Notes 3.5% 9/30/2029	3.57	20,330,000	19,980,578
US Treasury Notes 3.625% 8/31/2029	3.72	53,350,000	52,708,133
US Treasury Notes 3.75% 12/31/2028	3.83	6,020,000	5,990,605
US Treasury Notes 3.75% 4/15/2028	3.58	17,660,000	17,603,433
US Treasury Notes 3.75% 4/30/2027	3.60 to 4.01	67,070,000	66,863,026
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.96	22,140,000	22,074,288
US Treasury Notes 3.875% 12/31/2029	4.39	4,610,000	4,594,513
US Treasury Notes 3.875% 3/15/2028	3.88	12,930,000	12,937,071
US Treasury Notes 3.875% 3/31/2027	3.89	34,290,000	34,251,156
US Treasury Notes 3.875% 4/30/2030	3.72	11,590,000	11,543,821
US Treasury Notes 3.875% 5/31/2027	3.89	16,640,000	16,623,750
US Treasury Notes 4% 2/28/2030	4.00	72,400,000	72,555,547
US Treasury Notes 4% 3/31/2030	3.95	38,270,000	38,335,777
US Treasury Notes 4% 5/31/2030	3.95	87,270,000	87,440,449
US Treasury Notes 4% 6/30/2028	4.28	6,610,000	6,635,820
US Treasury Notes 4% 7/31/2029	3.94	22,050,000	22,108,197
US Treasury Notes 4.125% 10/31/2029	4.15	48,720,000	49,072,078
US Treasury Notes 4.125% 11/30/2029	4.08	14,500,000	14,609,316
US Treasury Notes 4.125% 2/28/2027	3.99	41,950,000	42,066,346
US Treasury Notes 4.125% 7/31/2028	3.90	25,440,000	25,629,806
US Treasury Notes 4.25% 12/31/2026	4.25 to 4.33	27,200,000	27,303,062
US Treasury Notes 4.25% 2/15/2028	3.96	31,450,000	31,752,647
US Treasury Notes 4.25% 2/28/2029	4.18 to 4.36	12,010,000	12,151,211
US Treasury Notes 4.375% 11/30/2028	3.88	3,860,000	3,919,559
US Treasury Notes 4.375% 12/15/2026	4.05 to 4.06	31,650,000	31,820,613
US Treasury Notes 4.375% 12/31/2029	3.73	15,580,000	15,852,650
US Treasury Notes 4.5% 5/15/2027	4.66	10,000	10,106
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,231,246,251)			2,243,547,334

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	8,789,816	8,791,573
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	17,056,437	17,058,143
TOTAL MONEY MARKET FUNDS (Cost $25,849,716)			25,849,716

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,261,455,327)	3,276,958,281
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,166,892)
NET ASSETS - 100.0%	3,272,791,389

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,435,433 or 0.1% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,081,256	342,841,872	342,131,555	384,014	-	-	8,791,573	8,789,816	0.0%
Fidelity Securities Lending Cash Central Fund	-	611,633,887	594,575,744	52,224	-	-	17,058,143	17,056,437	0.1%
Total	8,081,256	954,475,759	936,707,299	436,238	-	-	25,849,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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